United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21904

(Investment Company Act File Number)

Federated MDT Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/14

Date of Reporting Period: Quarter ended 04/30/14

Item 1. Schedule of Investments

Federated MDT All Cap Core Fund
Portfolio of Investments
April 30, 2014 (unaudited)
Shares			Value
		Common Stocks—98.0%
		Agricultural Chemicals—0.8%
5,200		Bunge Ltd.	$414,180
1,600		CF Industries Holdings, Inc.	392,272
200	[1]	Graham Holdings Co.	134,246
2,500		Scotts Miracle-Gro Co.	153,025
		TOTAL	1,093,723
		Agricultural Machinery—0.9%
5,400		AGCO Corp.	300,780
9,900		Deere & Co.	924,066
		TOTAL	1,224,846
		Airline - National—0.5%
17,100	[1]	United Continental Holdings, Inc.	698,877
		Airline - Regional—0.7%
5,000		Alaska Air Group, Inc.	470,400
19,400		Southwest Airlines Co.	468,898
		TOTAL	939,298
		Airlines—0.3%
12,100		Delta Air Lines, Inc.	445,643
		Apparel—0.2%
2,000	[1]	Ann, Inc.	78,380
1,300		Carter's, Inc.	95,758
2,300		Guess ?, Inc.	61,893
		TOTAL	236,031
		AT&T Divestiture—1.2%
33,400		AT&T, Inc.	1,192,380
9,100		Verizon Communications, Inc.	425,243
		TOTAL	1,617,623
		Auto Components—0.5%
12,500		Goodyear Tire & Rubber Co.	315,000
4,100		Lear Corp.	340,546
		TOTAL	655,546
		Auto Manufacturing—0.6%
26,800		Ford Motor Co.	432,820
3,600	[1]	TRW Automotive Holdings Corp.	289,260
		TOTAL	722,080
		Auto Original Equipment Manufacturers—1.0%
300	[1]	AutoZone, Inc.	160,167
15,600		Johnson Controls, Inc.	704,184
1,800	[1]	O'Reilly Automotive, Inc.	267,822
2,200	[1]	Tenneco Automotive, Inc.	131,714
		TOTAL	1,263,887
		Auto Rentals—0.5%
6,700	[1]	United Rentals, Inc.	628,661
		Biotechnology—3.4%
6,800	[1]	Alexion Pharmaceuticals, Inc.	1,075,760
3,500		Amgen, Inc.	391,125
2,600	[1]	Biogen Idec, Inc.	746,512
1

Shares			Value
		Common Stocks—continued
		Biotechnology—continued
3,200	[1]	Celgene Corp.	$470,432
13,300	[1]	Gilead Sciences, Inc.	1,043,917
2,700	[1]	Illumina, Inc.	366,795
2,600	[1]	Jazz Pharmaceuticals PLC	350,740
		TOTAL	4,445,281
		Broadcasting—1.0%
17,689	[1]	DIRECTV Group, Inc.	1,372,666
		Building Materials—0.3%
4,200		Fortune Brands Home & Security, Inc.	167,370
3,300		Lennox International, Inc.	276,639
		TOTAL	444,009
		Building Supply Stores—0.6%
5,800		Home Depot, Inc.	461,158
7,700		Lowe's Cos., Inc.	353,507
		TOTAL	814,665
		Cable TV—0.4%
3,700		CBS Corp., Class B	213,712
4,300		Viacom, Inc., Class B	365,414
		TOTAL	579,126
		Capital Markets—0.2%
5,800		Franklin Resources, Inc.	303,630
		Closed End Fund—0.4%
4,500	[1]	Berkshire Hathaway, Inc.	579,825
		Clothing Stores—1.2%
1,700		Children's Place Retail Stores, Inc.	81,600
14,000		Gap (The), Inc.	550,200
4,900		Hanesbrands, Inc.	402,241
5,300	[1]	Michael Kors Holdings Ltd.	483,360
		TOTAL	1,517,401
		Commodity Chemicals—1.3%
3,000		Eastman Chemical Co.	261,510
7,800		LyondellBasell Industries NV	721,500
1,500		PPG Industries, Inc.	290,430
3,000		RPM International, Inc.	127,980
4,800		Westlake Chemical Corp.	341,760
		TOTAL	1,743,180
		Communications Equipment—0.2%
12,600	[1]	Juniper Networks, Inc.	311,094
		Computer Peripherals—2.0%
3,700		Lexmark International, Inc., Class A	159,100
15,700		NetApp, Inc.	559,077
10,600		Sandisk Corp.	900,682
12,000		Western Digital Corp.	1,057,560
		TOTAL	2,676,419
		Computer Services—0.7%
4,100		Global Payments, Inc.	274,003
9,634	[1]	Synnex Corp.	649,139
		TOTAL	923,142
		Computer Stores—1.9%
10,800		GameStop Corp.	428,544
42,649	[1]	Ingram Micro, Inc., Class A	1,149,817
2

Shares			Value
		Common Stocks—continued
		Computer Stores—continued
2,100	[1]	Insight Enterprises, Inc.	$54,852
13,862	[1]	Tech Data Corp.	866,236
		TOTAL	2,499,449
		Computers - High End—0.9%
5,700		IBM Corp.	1,119,879
		Computers - Midrange—1.5%
59,700		Hewlett-Packard Co.	1,973,682
		Construction Machinery—1.8%
6,300		Caterpillar, Inc.	664,020
4,900		Joy Global, Inc.	295,862
19,100		Trinity Industries, Inc.	1,433,646
		TOTAL	2,393,528
		Cosmetics & Toiletries—0.6%
21,400		Avon Products, Inc.	326,992
3,800		Estee Lauder Cos., Inc., Class A	275,766
5,400	[1]	Sally Beauty Holdings, Inc.	148,014
		TOTAL	750,772
		Crude Oil & Gas Production—1.8%
11,200		Apache Corp.	972,160
14,100		Chesapeake Energy Corp.	405,375
8,300		Devon Energy Corp.	581,000
4,200		EOG Resources, Inc.	411,600
		TOTAL	2,370,135
		Defense Aerospace—1.6%
3,200		Alliant Techsystems, Inc.	461,504
1,100		Boeing Co.	141,922
3,100		General Dynamics Corp.	339,295
6,800		Lockheed Martin Corp.	1,116,152
		TOTAL	2,058,873
		Defense Electronics—1.8%
3,500		L-3 Communications Holdings, Inc.	403,795
10,300		Northrop Grumman Corp.	1,251,553
7,300		Raytheon Co.	697,004
		TOTAL	2,352,352
		Department Stores—2.1%
2,600		Dillards, Inc., Class A	254,618
14,900		Kohl's Corp.	816,371
16,600		Macy's, Inc.	953,338
10,900		Target Corp.	673,075
		TOTAL	2,697,402
		Discount Department Stores—0.6%
5,400		Foot Locker, Inc.	251,262
6,400		Wal-Mart Stores, Inc.	510,144
		TOTAL	761,406
		Diversified Financial Services—0.1%
4,100		CIT Group, Inc.	176,505
		Diversified Leisure—0.7%
7,200		Las Vegas Sands Corp.	569,736
6,200		Royal Caribbean Cruises Ltd.	329,406
		TOTAL	899,142
3

Shares			Value
		Common Stocks—continued
		Diversified Oil—0.9%
9,000		Murphy Oil Corp.	$570,870
5,800		Occidental Petroleum Corp.	555,350
		TOTAL	1,126,220
		Diversified Tobacco—0.4%
11,500		Altria Group, Inc.	461,265
		Drug Stores—0.5%
10,200		Walgreen Co.	692,580
		Education & Training Services—0.3%
11,000	[1]	Apollo Group, Inc., Class A	317,460
2,100		DeVry Education Group, Inc.	94,563
1,500	[1]	ITT Educational Services, Inc.	40,500
		TOTAL	452,523
		Electric Utility—2.6%
24,600		AES Corp.	355,470
9,400		American Electric Power Co., Inc.	505,814
13,400		Edison International	757,904
8,100		Entergy Corp.	587,250
17,500		Exelon Corp.	613,025
2,900		PPL Corp.	96,686
11,600		Public Service Enterprises Group, Inc.	475,252
		TOTAL	3,391,401
		Electrical - Radio & TV—0.3%
3,100		Harman International Industries, Inc.	339,791
		Electrical Equipment—0.1%
4,200	[1]	Sanmina Corp.	85,050
		Electronic Test/Measuring Equipment—0.1%
1,800	[1]	Itron, Inc.	68,400
		Electronics Stores—0.2%
10,500		Best Buy Co., Inc.	272,265
		Ethical Drugs—1.8%
7,200		Abbott Laboratories	278,928
11,400		Eli Lilly & Co.	673,740
2,900		Johnson & Johnson	293,741
2,100		Merck & Co., Inc.	122,976
19,500		Pfizer, Inc.	609,960
3,700	[1]	United Therapeutics Corp.	370,037
		TOTAL	2,349,382
		Financial Services—1.7%
2,900		American Express Co.	253,547
6,500		Ameriprise Financial, Inc.	725,595
1,000		BlackRock, Inc.	301,000
9,500		Discover Financial Services	531,050
2,500		Nelnet, Inc., Class A	105,650
14,400		SLM Corp.	370,800
		TOTAL	2,287,642
		Food Wholesaling—0.3%
5,900		Ingredion, Inc.	415,655
		Gas Utilities—0.1%
1,200		EQT Corp.	130,788
		Generic Drugs—0.4%
10,000	[1]	Mylan, Inc.	507,800
4

Shares			Value
		Common Stocks—continued
		Grocery Chain—0.9%
25,700		Kroger Co.	$1,183,228
		Health Care Providers & Services—0.2%
4,600	[1]	Express Scripts Holding Co.	306,268
		Home Products—1.0%
4,100		Energizer Holdings, Inc.	457,929
2,600		Kimberly-Clark Corp.	291,850
5,200		Newell Rubbermaid, Inc.	156,572
4,600		Tupperware Brands Corp.	390,586
		TOTAL	1,296,937
		Hospitals—0.1%
2,700	[1]	Community Health Systems, Inc.	102,303
		Hotels—0.2%
3,600		Wyndham Worldwide Corp.	256,824
		Hotels and Motels—0.5%
2,900		Wynn Resorts Ltd.	591,281
		Household Appliances—0.9%
7,500		Whirlpool Corp.	1,150,350
		Industrial Machinery—0.6%
3,200		Huntington Ingalls Industries, Inc.	329,600
9,100		Terex Corp.	393,939
		TOTAL	723,539
		Integrated Domestic Oil—2.2%
17,600		ConocoPhillips	1,307,856
8,200		Hess Corp.	731,112
21,900		Marathon Oil Corp.	791,685
		TOTAL	2,830,653
		Integrated International Oil—1.3%
8,300		Chevron Corp.	1,041,816
6,900		Exxon Mobil Corp.	706,629
		TOTAL	1,748,445
		Internet Services—1.0%
600	[1]	Google, Inc.	320,928
4,500		IAC Interactive Corp.	298,260
1,000	[1]	NetFlix, Inc.	322,040
300	[1]	Priceline.com, Inc.	347,325
		TOTAL	1,288,553
		Life Insurance—1.1%
9,000		Assured Guaranty Ltd.	215,190
4,700		MetLife, Inc.	246,045
10,300		Prudential Financial, Inc.	831,004
2,900		StanCorp Financial Group, Inc.	177,190
		TOTAL	1,469,429
		Machinery—0.5%
2,600		Dover Corp.	224,640
6,600		OshKosh Truck Corp.	366,366
		TOTAL	591,006
		Mail Order—0.1%
2,200		HSN, Inc.	127,688
		Medical Supplies—1.4%
4,100	[1]	Align Technology, Inc.	206,599
7,400		Cardinal Health, Inc.	514,374
5

Shares			Value
		Common Stocks—continued
		Medical Supplies—continued
7,400	[1]	HCA, Inc.	$384,800
4,300		McKesson Corp.	727,517
		TOTAL	1,833,290
		Medical Technology—0.6%
7,300		Medtronic, Inc.	429,386
6,500		St. Jude Medical, Inc.	412,555
		TOTAL	841,941
		Miscellaneous Components—0.3%
27,428		Vishay Intertechnology, Inc.	390,026
		Miscellaneous Food Products—0.6%
13,800		Archer-Daniels-Midland Co.	603,474
7,300		Fresh Del Monte Produce, Inc.	210,897
		TOTAL	814,371
		Money Center Bank—3.7%
62,500		Bank of America Corp.	946,250
15,700		Bank of New York Mellon Corp.	531,759
13,800		Citigroup, Inc.	661,158
25,000		JPMorgan Chase & Co.	1,399,500
12,000		State Street Corp.	774,720
14,700		U.S. Bancorp	599,466
		TOTAL	4,912,853
		Motion Pictures—0.3%
4,600		Walt Disney Co.	364,964
		Multi-Industry Capital Goods—0.7%
2,100		3M Co.	292,089
16,300		General Electric Co.	438,307
5,600		Textron, Inc.	229,040
		TOTAL	959,436
		Multi-Industry Transportation—0.2%
2,100		FedEx Corp.	286,125
		Multi-Line Insurance—1.4%
7,000		Allstate Corp.	398,650
15,500		American International Group, Inc.	823,515
5,500		CIGNA Corp.	440,220
4,200		Lincoln National Corp.	203,742
		TOTAL	1,866,127
		Mutual Fund Adviser—0.4%
1,200	[1]	Affiliated Managers Group	237,840
3,700		Waddell & Reed Financial, Inc., Class A	249,565
		TOTAL	487,405
		Office Electronics—0.2%
20,300		Xerox Corp.	245,427
		Office Equipment—0.3%
14,800		Pitney Bowes, Inc.	396,640
		Office Supplies—0.2%
4,500		Avery Dennison Corp.	218,970
		Oil Gas & Consumable Fuels—0.7%
11,000		Phillips 66	915,420
		Oil Refiner—1.9%
11,600		HollyFrontier Corp.	610,044
7,900		Marathon Petroleum Corp.	734,305
6

Shares		Value
	Common Stocks—continued
	Oil Refiner—continued
19,000	Valero Energy Corp.	$1,086,230
	TOTAL	2,430,579
	Oil Service, Explore & Drill—0.5%
6,400	Helmerich & Payne, Inc.	695,360
	Oil Well Supply—0.6%
4,100	Baker Hughes, Inc.	286,590
3,900	Halliburton Co.	245,973
3,900	National-Oilwell, Inc.	306,267
	TOTAL	838,830
	Other Communications Equipment—0.5%
7,600	Harris Corp.	558,752
3,900	Skyworks Solutions, Inc.	160,095
	TOTAL	718,847
	Packaged Foods—0.7%
20,300	ConAgra Foods, Inc.	619,353
4,400	Kellogg Co.	294,052
	TOTAL	913,405
	Paper & Forest Products—0.2%
2,800	Domtar, Corp.	261,408
	Paper Products—0.5%
7,800	International Paper Co.	363,870
3,600	Rock-Tenn Co.	344,196
	TOTAL	708,066
	Personal & Household—0.4%
5,800	Nu Skin Enterprises, Inc., Class A	504,600
	Personal Loans—0.5%
9,600	Capital One Financial Corp.	709,440
	Personnel Agency—0.4%
4,500	Manpower, Inc.	366,030
3,400	Robert Half International, Inc.	152,320
	TOTAL	518,350
	Poultry Products—0.5%
14,500	Tyson Foods, Inc., Class A	608,565
	Printing—0.1%
9,700	Donnelley (R.R.) & Sons Co.	170,720
	Property Liability Insurance—3.2%
6,900	Ace Ltd.	706,008
4,500	Chubb Corp.	414,360
5,200	Everest Re Group Ltd.	821,756
10,700	HCC Insurance Holdings, Inc.	491,558
5,200	PartnerRe Ltd.	548,080
3,900	Platinum Underwriters Holdings Ltd.	244,569
11,200	The Travelers Cos., Inc.	1,014,496
	TOTAL	4,240,827
	Recreational Vehicles—0.1%
1,400	Polaris Industries, Inc., Class A	188,062
	Regional Banks—4.8%
23,300	BB&T Corp.	869,789
1,700	City National Corp.	123,369
7,300	Comerica, Inc.	352,152
29,600	Fifth Third Bancorp	610,056
7

Shares			Value
		Common Stocks—continued
		Regional Banks—continued
17,200		Huntington Bancshares, Inc.	$157,552
17,600		KeyCorp	240,064
12,900		PNC Financial Services Group	1,084,116
9,100	[1]	Popular, Inc.	281,190
22,700		SunTrust Banks, Inc.	868,502
29,100		Wells Fargo & Co.	1,444,524
7,200		Zions Bancorp	208,224
		TOTAL	6,239,538
		Rental & Leasing Services—0.1%
3,200		Rent-A-Center, Inc.	93,472
		Road & Rail—0.2%
3,100		Norfolk Southern Corp.	293,043
		Securities Brokerage—1.3%
5,800		Goldman Sachs Group, Inc.	926,956
10,700		Morgan Stanley	330,951
13,900		TD Ameritrade Holding Corp.	443,410
		TOTAL	1,701,317
		Semiconductor Distribution—1.6%
25,913	[1]	Arrow Electronics, Inc.	1,470,563
14,515		Avnet, Inc.	626,032
		TOTAL	2,096,595
		Semiconductor Manufacturing—0.6%
23,500		Intel Corp.	627,215
5,500	[1]	Omnivision Technologies, Inc.	107,415
400		Xilinx, Inc.	18,876
		TOTAL	753,506
		Semiconductors & Semiconductor Equipment—0.3%
11,100		Broadcom Corp.	341,991
		Services to Medical Professionals—3.4%
3,900		Aetna, Inc.	278,655
2,000	[1]	Henry Schein, Inc.	228,460
7,600		Humana, Inc.	834,100
3,100	[1]	Laboratory Corp. of America Holdings	305,970
4,800		Omnicare, Inc.	284,496
7,600		Quest Diagnostics, Inc.	425,068
12,700		UnitedHealth Group, Inc.	953,008
10,773		Wellpoint, Inc.	1,084,626
		TOTAL	4,394,383
		Soft Drinks—1.3%
14,400		Coca-Cola Enterprises, Inc.	654,336
13,800		Dr. Pepper Snapple Group, Inc.	764,796
3,100		PepsiCo, Inc.	266,259
		TOTAL	1,685,391
		Software Packaged/Custom—2.2%
19,200		CA, Inc.	578,688
2,000	[1]	Commvault Systems, Inc.	96,800
7,300		Computer Sciences Corp.	432,014
6,800	[1]	Electronic Arts, Inc.	192,440
2,700	[1]	F5 Networks, Inc.	283,959
4,600		Microsoft Corp.	185,840
14,900		Oracle Corp.	609,112
8

Shares			Value
		Common Stocks—continued
		Software Packaged/Custom—continued
27,500		Symantec Corp.	$557,700
		TOTAL	2,936,553
		Specialty Chemicals—0.8%
2,500		Airgas, Inc.	265,650
4,200		Ashland, Inc.	405,720
12,400		Huntsman Corp.	310,620
		TOTAL	981,990
		Specialty Retailing—1.9%
8,000		Abercrombie & Fitch Co., Class A	294,080
2,600	[1]	AutoNation, Inc.	137,774
4,800	[1]	Bed Bath & Beyond, Inc.	298,224
2,900	[1]	Big Lots, Inc.	114,550
13,887		CVS Caremark Corp.	1,009,863
500	[1]	Dollar General Corp.	28,220
3,800		GNC Acquisition Holdings, Inc.	171,000
2,700		Nordstrom, Inc.	165,456
16,300		Staples, Inc.	203,750
1,400		Williams-Sonoma, Inc.	87,948
		TOTAL	2,510,865
		Technology Hardware & Equipment—0.1%
6,300		EMC Corp.	162,540
		Telecommunication Equipment & Services—1.5%
2,400	[1]	Anixter International, Inc.	235,152
22,700		Cisco Systems, Inc.	524,597
15,500		Corning, Inc.	324,105
4,000		Motorola, Inc.	254,320
7,200		Qualcomm, Inc.	566,712
		TOTAL	1,904,886
		Telephone Utility—0.7%
26,200		CenturyLink, Inc.	914,642
		Toys & Games—0.5%
7,600		Hasbro, Inc.	419,976
5,700		Mattel, Inc.	223,525
		TOTAL	643,501
		Undesignated Consumer Cyclicals—0.4%
8,300		Herbalife Ltd.	497,834
2,100		Weight Watchers International, Inc.	41,580
		TOTAL	539,414
		Uniforms—0.6%
6,500		Cintas Corp.	383,045
6,900		Lam Research Corp.	397,509
		TOTAL	780,554
		TOTAL COMMON STOCKS (IDENTIFIED COST $100,072,314)	128,551,279
		INVESTMENT COMPANY—1.9%
2,570,832	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.08% (AT NET ASSET VALUE)	2,570,832
		TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $102,643,146)[4]	131,122,111
		OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	76,323
		TOTAL NET ASSETS—100%	$131,198,434
9

1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	At April 30, 2014, the cost of investments for federal tax purposes was $102,643,146. The net unrealized appreciation of investments for federal tax purposes was $28,478,965. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $29,972,012 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,493,047.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
10

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2014, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
11
Federated MDT Balanced Fund
Portfolio of Investments
April 30, 2014 (unaudited)
Shares or Principal Amount			Value
		Common Stocks—58.7%
		Aerospace & Defense—2.4%
2,200		Alliant Techsystems, Inc.	$317,284
2,300	[1]	B/E Aerospace, Inc.	201,871
400		Boeing Co.	51,608
1,500		General Dynamics Corp.	164,175
1,500		Huntington Ingalls Industries, Inc.	154,500
2,400		L-3 Communications Holdings, Inc.	276,888
3,900		Lockheed Martin Corp.	640,146
6,900		Northrop Grumman Corp.	838,419
3,800		Raytheon Co.	362,824
6,600		Textron, Inc.	269,940
		TOTAL	3,277,655
		Air Freight & Logistics—0.1%
1,100		FedEx Corp.	149,875
		Airlines—0.9%
3,300		Alaska Air Group, Inc.	310,464
6,500		Delta Air Lines, Inc.	239,395
7,800		Southwest Airlines Co.	188,526
12,800	[1]	United Continental Holdings, Inc.	523,136
		TOTAL	1,261,521
		Auto Components—0.7%
7,100		Goodyear Tire & Rubber Co.	178,920
5,900		Johnson Controls, Inc.	266,326
3,300		Lear Corp.	274,098
1,800	[1]	TRW Automotive Holdings Corp.	144,630
1,800	[1]	Tenneco, Inc.	107,766
		TOTAL	971,740
		Automobiles—0.2%
19,700		Ford Motor Co.	318,155
		Banks—4.5%
12,700		BB&T Corp.	474,091
37,800		Bank of America Corp.	572,292
8,000		Citigroup, Inc.	383,280
5,200		Comerica, Inc.	250,848
20,900		Fifth Third Bancorp	430,749
13,300		Huntington Bancshares, Inc.	121,828
16,600		JPMorgan Chase & Co.	929,268
21,000		KeyCorp	286,440
7,800		PNC Financial Services Group	655,512
6,300	[1]	Popular, Inc.	194,670
19,500		SunTrust Banks, Inc.	746,070
11,000		U.S. Bancorp	448,580
13,800		Wells Fargo & Co.	685,032
2,400		Zions Bancorp	69,408
		TOTAL	6,248,068

Shares or Principal Amount			Value
		Common Stocks—continued
		Beverages—0.7%
7,500		Coca-Cola Enterprises, Inc.	$340,800
7,900		Dr. Pepper Snapple Group, Inc.	437,818
1,900		PepsiCo, Inc.	163,191
		TOTAL	941,809
		Biotechnology—1.8%
1,500		Amgen, Inc.	167,625
3,500	[1]	Alexion Pharmaceuticals, Inc.	553,700
1,900	[1]	Biogen Idec, Inc.	545,528
2,300	[1]	Celgene Corp.	338,123
7,200	[1]	Gilead Sciences, Inc.	565,128
3,300	[1]	United Therapeutics Corp.	330,033
		TOTAL	2,500,137
		Building Products—0.2%
3,500		Fortune Brands Home & Security, Inc.	139,475
2,200		Lennox International, Inc.	184,426
		TOTAL	323,901
		Capital Markets—2.1%
800	[1]	Affiliated Managers Group	158,560
4,600		Ameriprise Financial, Inc.	513,498
600		BlackRock, Inc.	180,600
2,700		Franklin Resources, Inc.	141,345
3,500		Goldman Sachs Group, Inc.	559,370
7,600		Morgan Stanley	235,068
7,600		State Street Corp.	490,656
7,200		TD Ameritrade Holding Corp.	229,680
10,900		The Bank of New York Mellon Corp.	369,183
		TOTAL	2,877,960
		Chemicals—1.4%
1,000		Airgas, Inc.	106,260
3,300		Ashland, Inc.	318,780
1,100		CF Industries Holdings, Inc.	269,687
8,400		Huntsman Corp.	210,420
5,500		LyondellBasell Industries NV - Class A	508,750
1,000		PPG Industries, Inc.	193,620
2,100		RPM International, Inc.	89,586
1,600		Scotts Co.	97,936
2,800		Westlake Chemical Corp.	199,360
		TOTAL	1,994,399
		Commercial Services—0.4%
1,500		Cintas Corp.	88,395
7,600		Donnelley (R.R.) & Sons Co.	133,760
10,000		Pitney Bowes, Inc.	268,000
		TOTAL	490,155
		Communications Equipment—1.3%
21,300		Cisco Systems, Inc.	492,243
6,800		Harris Corp.	499,936
8,200	[1]	Juniper Networks, Inc.	202,458
3,200		Motorola Solutions, Inc.	203,456

Shares or Principal Amount			Value
		Common Stocks—continued
		Communications Equipment—continued
4,700		Qualcomm, Inc.	$369,937
		TOTAL	1,768,030
		Consumer Finance—0.8%
1,100		American Express Co.	96,173
6,100		Capital One Financial Corp.	450,790
5,900		Discover Financial Services	329,810
1,600		Nelnet, Inc., Class A	67,616
6,900		SLM Holding Corp.	177,675
		TOTAL	1,122,064
		Containers & Packaging—0.2%
2,800		Avery Dennison Corp.	136,248
1,800		Rock-Tenn Co.	172,098
		TOTAL	308,346
		Diversified Consumer Services—0.4%
8,100	[1]	Apollo Education Group, Inc.	233,766
1,500		DeVry Education Group, Inc.	67,545
300	[1]	Grahm Holdings, Co.	201,369
1,200	[1]	ITT Educational Services, Inc.	32,400
		TOTAL	535,080
		Diversified Financial Services—0.2%
2,700	[1]	Berkshire Hathaway, Inc., Class B	347,895
		Diversified Telecommunication Services—1.2%
21,000		AT&T, Inc.	749,700
18,800		CenturyLink, Inc.	656,308
6,900		Verizon Communications	322,437
		TOTAL	1,728,445
		Electric Utilities—1.0%
3,400		American Electric Power Co., Inc.	182,954
7,000		Edison International	395,920
5,600		Entergy Corp.	406,000
9,500		Exelon Corp.	332,785
2,300		PPL Corp.	76,682
		TOTAL	1,394,341
		Electronic Equipment Instruments & Components—2.2%
1,900	[1]	Anixter International, Inc.	186,162
16,800	[1]	Arrow Electronics, Inc.	953,400
7,100		Avnet, Inc.	306,223
9,700		Corning, Inc.	202,827
4,700	[1]	Ingram Micro, Inc., Class A	126,712
1,900	[1]	Insight Enterprises, Inc.	49,628
1,400	[1]	Itron, Inc.	53,200
7,000	[1]	Sanmina Corp.	141,750
11,300	[1]	Tech Data Corp.	706,137
22,000		Vishay Intertechnology, Inc.	312,840
		TOTAL	3,038,879
		Energy Equipment & Services—0.5%
1,700		Baker Hughes, Inc.	118,830
100		Bristow Group, Inc.	7,680
700		Halliburton Co.	44,149

Shares or Principal Amount			Value
		Common Stocks—continued
		Energy Equipment & Services—continued
4,200		Helmerich & Payne, Inc.	$456,330
		TOTAL	626,989
		Food & Staples Retailing—1.6%
8,100		CVS Corp.	589,032
20,000		Kroger Co.	920,800
3,800		Wal-Mart Stores, Inc.	302,898
5,800		Walgreen Co.	393,820
		TOTAL	2,206,550
		Food Products—1.4%
9,300		Archer-Daniels-Midland Co.	406,689
2,100		Bunge Ltd.	167,265
9,700		ConAgra Foods, Inc.	295,947
4,500		Fresh Del Monte Produce, Inc.	130,005
3,700		Ingredion, Inc.	260,665
2,900		Kellogg Co.	193,807
10,300		Tyson Foods, Inc., Class A	432,291
		TOTAL	1,886,669
		Health Care Equipment & Supplies—0.5%
5,400		Abbott Laboratories	209,196
3,600		Medtronic, Inc.	211,752
3,600		St. Jude Medical, Inc.	228,492
		TOTAL	649,440
		Health Care Providers & Services—3.0%
1,200		Aetna, Inc.	85,740
5,900		CIGNA Corp.	472,236
5,300		Cardinal Health, Inc.	368,403
1,900	[1]	Community Health Systems, Inc.	71,991
3,800	[1]	Express Scripts Holding Co.	253,004
3,100	[1]	HCA Holdings, Inc.	161,200
500	[1]	Henry Schein, Inc.	57,115
4,900		Humana, Inc.	537,775
2,100	[1]	Laboratory Corp. of America Holdings	207,270
2,900		McKesson Corp.	490,651
1,100		Omnicare, Inc.	65,197
4,600		Quest Diagnostics, Inc.	257,278
7,500		UnitedHealth Group, Inc.	562,800
6,100		Wellpoint, Inc.	614,148
		TOTAL	4,204,808
		Hotels Restaurants & Leisure—0.7%
4,400		Las Vegas Sand Corp.	348,172
2,800		Royal Caribbean Cruises, Ltd.	148,764
4,100		Wyndham Worldwide Corp.	292,494
1,200		Wynn Resorts Ltd.	244,668
		TOTAL	1,034,098
		Household Durables—0.9%
1,400		Harman International Industries, Inc.	153,454
3,800		Newell Rubbermaid, Inc.	114,418
2,600		Tupperware Brands Corp.	220,766

Shares or Principal Amount			Value
		Common Stocks—continued
		Household Durables—continued
4,800		Whirlpool Corp.	$736,224
		TOTAL	1,224,862
		Household Products—0.2%
3,100		Energizer Holdings, Inc.	346,239
		Independent Power and Renewable Electricity Producers—0.2%
15,600		AES Corp.	225,420
		Industrial Conglomerates—0.4%
1,500		3M Co.	208,635
11,100		General Electric Co.	298,479
		TOTAL	507,114
		Insurance—2.9%
3,000		Ace, Ltd.	306,960
8,600		American International Group, Inc.	456,918
1,200		Chubb Corp.	110,496
3,200		Everest Re Group Ltd.	505,696
9,400		HCC Insurance Holdings, Inc.	431,836
3,400		MetLife, Inc.	177,990
4,700		PartnerRe Ltd.	495,380
3,600		Platinum Underwriters Holdings Ltd.	225,756
7,300		Prudential Financial	588,964
1,900		StanCorp Financial Group, Inc.	116,090
7,500		The Travelers Cos, Inc.	679,350
		TOTAL	4,095,436
		Internet & Catalog Retail—0.3%
1,300		HSN, Inc.	75,452
700	[1]	NetFlix, Inc.	225,428
100	[1]	Priceline Group, Inc.	115,775
		TOTAL	416,655
		Internet Software & Services—0.1%
1,500		IAC Interactive Corp.	99,420
		IT Services—0.5%
4,000		Amdocs Ltd.	186,120
5,400		Computer Sciences Corp.	319,572
14,300		Xerox Corp.	172,887
		TOTAL	678,579
		Leisure Equipment & Products—0.2%
3,200		Hasbro, Inc.	176,832
700		Polaris Industries, Inc.	94,031
		TOTAL	270,863
		Life Sciences Tools & Services—0.1%
1,500	[1]	Illumina, Inc.	203,775
		Machinery—2.0%
4,100		AGCO Corp.	228,370
2,400		Caterpillar, Inc.	252,960
6,000		Deere & Co.	560,040
4,300		Joy Global, Inc.	259,634
3,100		OshKosh Truck Corp.	172,081
6,200		Terex Corp.	268,398

Shares or Principal Amount			Value
		Common Stocks—continued
		Machinery—continued
14,400		Trinity Industries, Inc.	$1,080,864
		TOTAL	2,822,347
		Media—1.0%
1,400		CBS Corp. - Class B	80,864
10,100	[1]	DirecTV	783,760
2,300		Viacom, Inc., Class B - New	195,454
3,500		Walt Disney Co.	277,690
		TOTAL	1,337,768
		Multi-Utilities—0.3%
4,600		Ameren Corp.	190,026
6,800		Public Service Enterprises Group, Inc.	278,596
		TOTAL	468,622
		Multiline Retail—1.3%
2,400	[1]	Big Lots, Inc.	94,800
10,400		Kohl's Corp.	569,816
11,000		Macy's, Inc.	631,730
1,500		Nordstrom, Inc.	91,920
100	[1]	Sears Holdings Corp.	4,381
7,200		Target Corp.	444,600
		TOTAL	1,837,247
		Oil Gas & Consumable Fuels—5.0%
6,000		Apache Corp.	520,800
6,400		Chesapeake Energy Corp.	184,000
4,900		Chevron Corp.	615,048
12,000		ConocoPhillips	891,720
5,300		Devon Energy Corp.	371,000
2,800		EOG Resources, Inc.	274,400
4,200		Exxon Mobil Corp.	430,122
4,500		Hess Corp.	401,220
8,100		HollyFrontier Corp.	425,979
14,900		Marathon Oil Corp.	538,635
4,300		Marathon Petroleum Corp.	399,685
5,400		Murphy Oil Corp.	342,522
2,500		Occidental Petroleum Corp.	239,375
6,500		Phillips 66	540,930
13,900		Valero Energy Corp.	794,663
		TOTAL	6,970,099
		Paper & Forest Products—0.3%
1,800		Domtar Corp.	168,048
5,300		International Paper Co.	247,245
		TOTAL	415,293
		Personal Products—0.8%
9,700		Avon Products, Inc.	148,216
2,200		Estee Lauder Cos., Inc., Class A	159,654
8,200		Herbalife Ltd.	491,836
4,300		Nu Skin Enterprises, Inc.	374,100
		TOTAL	1,173,806
		Pharmaceuticals—1.1%
1,500	[1]	Jazz Pharmaceuticals PLC	202,350

Shares or Principal Amount			Value
		Common Stocks—continued
		Pharmaceuticals—continued
1,700		Johnson & Johnson	$172,193
7,500		Lilly (Eli) & Co.	443,250
300		Merck & Co., Inc.	17,568
6,900	[1]	Mylan, Inc.	350,382
9,500		Pfizer, Inc.	297,160
		TOTAL	1,482,903
		Professional Services—0.4%
1,700		Dun & Bradstreet Corp.	188,292
3,500		Manpower Group, Inc.	284,690
3,000		Robert Half International, Inc.	134,400
		TOTAL	607,382
		Real Estate Investment Trusts—2.8%
4,800		American Tower Corp.	400,896
21,000		Cousins Properties, Inc.	244,230
22,000		DCT Industrial Trust, Inc.	172,040
22,000		DiamondRock Hospitality Co.	269,940
8,000		Douglas Emmett, Inc.	220,800
2,700		EastGroup Properties, Inc.	170,775
5,300		Extra Space Storage, Inc.	277,349
16,000		Host Hotels & Resorts, Inc.	343,200
18,900		Kite Realty Group Trust	117,180
4,200		Post Properties, Inc.	210,882
2,500		SL Green Realty Corp.	261,775
42,000	[1]	Strategic Hotels & Resorts, Inc.	453,180
25,000		Sunstone Hotel Investors, Inc.	357,750
3,700		Vornado Realty Trust	379,620
		TOTAL	3,879,617
		Road & Rail—0.1%
2,000		Norfolk Southern Corp.	189,060
		Semiconductors & Semiconductor Equipment—0.6%
6,800		Broadcom Corp.	209,508
14,400		Intel Corp.	384,336
3,700		Lam Research Corp.	213,157
		TOTAL	807,001
		Software—1.1%
14,300		CA, Inc.	431,002
1,600	[1]	Commvault Systems, Inc.	77,440
4,500	[1]	Electronic Arts, Inc.	127,350
4,400		Microsoft Corp.	177,760
8,100		Oracle Corp.	331,128
16,000		Symantec Corp.	324,480
		TOTAL	1,469,160
		Specialty Retail—2.1%
5,200		Abercrombie & Fitch Co., Class A	191,152
1,400	[1]	Ann, Inc.	54,866
1,800	[1]	AutoNation, Inc.	95,382
300	[1]	AutoZone, Inc.	160,167
7,100		Best Buy Co., Inc.	184,103
1,200		Children's Place Retail Stores, Inc.	57,600

Shares or Principal Amount			Value
		Common Stocks—continued
		Specialty Retail—continued
4,700		Foot Locker, Inc.	$218,691
2,600		GNC Acquisition Holdings, Inc.	117,000
7,400		GameStop Corp.	293,632
8,200		Gap (The), Inc.	322,260
3,800		Guess ?, Inc.	102,258
4,000		Home Depot, Inc.	318,040
6,100		Lowe's Cos., Inc.	280,051
1,400	[1]	O'Reilly Automotive, Inc.	208,306
2,300		Rent-A-Center, Inc.	67,183
3,900	[1]	Sally Beauty Holdings, Inc.	106,899
13,300		Staples, Inc.	166,250
		TOTAL	2,943,840
		Technology Hardware Storage & Peripherals—2.8%
1,600		Diebold, Inc.	60,176
4,200		EMC Corp. Mass	108,360
35,200		Hewlett-Packard Co.	1,163,712
3,800		International Business Machines Corp.	746,586
2,800		Lexmark International, Inc.	120,400
8,700		NetApp, Inc.	309,807
7,300		Sandisk Corp.	620,281
8,600		Western Digital Corp.	757,918
		TOTAL	3,887,240
		Textiles Apparel & Luxury Goods—0.4%
1,700		Carter's, Inc.	125,222
5,300		Hanesbrands, Inc.	435,077
		TOTAL	560,299
		Tobacco—0.2%
6,800		Altria Group, Inc.	272,748
300		Philip Morris International, Inc.	25,629
		TOTAL	298,377
		Trading Companies & Distributors—0.2%
3,400	[1]	United Rentals, Inc.	319,022
		TOTAL COMMON STOCKS (IDENTIFIED COST $63,718,526)	81,744,455
		ASSET-BACKED SECURITIES—0.7%
$300,000		BMW Vehicle Trust 2014-1, A4, 0.99%, 08/21/2017	300,342
25,797		CS First Boston Mortgage Securities Corp. 2002-HE4, AF, 5.51%, 08/25/2032	26,959
300,000		Discover Card Master Trust I 2012—B3, B3, 0.602%, 05/15/2018	299,587
400,000		GE Dealer Floorplan Master Note Trust 2012-3, A, 0.642%, 06/20/2017	401,749
25,000		Santander Drive Auto Receivables Trust 2013-1, D, 2.27%, 01/15/2019	25,154
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,050,997)	1,053,791
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.1%
1,282		Bear Stearns Mortgage Securities, Inc. 1997-6 1A, 6.366%, 3/25/2031	1,328
200,000		Citigroup Commercial Mortgage Trust 2013-GC11 B, 3.732%, 4/10/2046	198,371
70,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 AM, 3.912%, 5/15/2045	71,692
125,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 B, 4.612%, 5/15/2045	132,671
200,000	[2,3]	Commercial Mortgage Trust 2013-CR8 B, 4.102%, 6/10/2046	202,310
3,800		Federal Home Loan Mortgage Corp. REMIC 1311 K, 7.000%, 7/15/2022	4,178
7,342		Federal Home Loan Mortgage Corp. REMIC 1384 D, 7.000%, 9/15/2022	8,197

Shares or Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
$13,394		Federal Home Loan Mortgage Corp. REMIC 2497 JH, 6.000%, 9/15/2032	$14,910
16,920		Federal National Mortgage Association REMIC 1993-113 SB, 9.749%, 7/25/2023	18,872
856		Federal National Mortgage Association REMIC 2001-37 GA, 8.000%, 7/25/2016	895
3,186		Federal National Mortgage Association REMIC 2003-35 UC, 3.750%, 5/25/2033	3,331
200,000	[2,3]	FREMF Mortgage Trust 2013-K25, B, 3.742%, 11/25/2045	192,544
12,231		Government National Mortgage Association REMIC 2002-17 B, 6.000%, 3/20/2032	13,523
100,000		GS Mortgage Securities Corp. II 2012-GCJ7 AS, 4.085%, 5/10/2045	104,659
135,000		GS Mortgage Securities Corp. II 2012-GCJ7 B, 4.74%, 5/10/2045	144,284
100,000		Merrill Lynch Mortgage Trust 2008-C1 AM, 6.470%, 2/12/2051	115,457
50,000		Morgan Stanley Capital I 2007-IQ16 AM, 6.296%, 12/12/2049	56,474
100,000		Morgan Stanley Capital I 2012-C4 AS, 3.773%, 3/15/2045	102,593
150,000	[2,3]	UBS-Barclays Commercial Mortgage Trust 2013-C6 B, 3.875%, 4/10/2046	150,486
25,000		WF-RBS Commercial Mortgage Trust 2012-C6 B, 4.697%, 4/15/2045	26,703
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,544,537)	1,563,478
		CORPORATE BONDS—12.0%
		Basic Industry - Chemicals—0.2%
100,000		Albemarle Corp., Sr. Note, 5.100%, 02/01/2015	103,093
20,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.000%, 12/07/2015	20,785
35,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.000%, 12/10/2019	38,962
70,000		RPM International, Inc., 6.500%, 02/15/2018	80,388
20,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	22,806
22,000		Rohm & Haas Co., 6.000%, 09/15/2017	25,001
30,000		Sherwin-Williams Co., 3.125%, 12/15/2014	30,473
		TOTAL	321,508
		Basic Industry - Metals & Mining—0.8%
50,000		Alcan, Inc., 5.000%, 06/01/2015	52,331
100,000		Alcoa, Inc., 5.870%, 02/23/2022	106,831
80,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 06/01/2019	99,315
15,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 04/15/2040	14,134
100,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 08/01/2022	97,030
100,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.500%, 07/30/2020	112,280
62,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 03/01/2023	62,624
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 07/15/2021	42,318
20,000	[2,3]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.200%, 10/01/2022	18,169
100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 04/15/2023	101,236
85,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.500%, 07/15/2018	100,242
150,000		Rio Tinto Finance USA Ltd., Sr. Unsecd. Note, 2.250%, 12/14/2018	151,055
20,000		Southern Copper Corp., Note, 6.750%, 04/16/2040	21,449
160,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.500%, 04/15/2020	182,343
		TOTAL	1,161,357
		Basic Industry - Paper—0.0%
10,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.250%, 03/15/2023	9,461
20,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.700%, 03/15/2021	21,123
		TOTAL	30,584
		Capital Goods - Aerospace & Defense—0.3%
50,000	[2,3]	BAE Systems Holdings, Inc., Series 144A, 5.2%, 8/15/2015	52,633
211,000	[2,3]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 09/16/2023	223,133
20,000		Raytheon Co., Sr. Note, 4.400%, 02/15/2020	21,741
10,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.100%, 11/15/2021	9,981

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Capital Goods - Aerospace & Defense—continued
$50,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 03/01/2024	$51,308
		TOTAL	358,796
		Capital Goods - Building Materials—0.0%
40,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 04/20/2020	47,119
		Capital Goods - Construction Machinery—0.0%
40,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/01/2021	43,717
		Capital Goods - Diversified Manufacturing—0.4%
15,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 2.875%, 05/08/2022	14,754
15,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 04/15/2020	15,552
60,000		Dover Corp., Note, 5.450%, 03/15/2018	67,918
30,000		Emerson Electric Co., 4.875%, 10/15/2019	33,999
200,000		General Electric Co., Sr. Unsecd. Note, 4.125%, 10/09/2042	196,064
80,000		Hubbell, Inc., 5.950%, 06/01/2018	90,261
50,000		Pentair, Ltd., Company Guarantee, 5.000%, 05/15/2021	54,153
40,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.000%, 2/15/2067	35,700
15,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	17,451
		TOTAL	525,852
		Capital Goods - Environmental—0.1%
85,000		Republic Services, Inc., Company Guarantee, Series WI, 5.500%, 09/15/2019	97,401
25,000		Waste Management, Inc., 7.375%, 03/11/2019	30,141
		TOTAL	127,542
		Capital Goods - Packaging—0.1%
45,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.900%, 06/15/2022	45,645
10,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.000%, 03/01/2023	10,183
10,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.450%, 03/01/2019	10,768
		TOTAL	66,596
		Communications - Media & Cable—0.0%
24,000		Cox Communications, Inc., Unsecd. Note, 5.450%, 12/15/2014	24,710
30,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	38,029
		TOTAL	62,739
		Communications - Media Noncable—0.4%
75,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 5.400%, 10/01/2043	82,746
25,000		Discovery Communications LLC, Company Guarantee, 5.050%, 06/01/2020	27,974
30,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.250%, 11/15/2017	30,368
25,000		Moody's Corp., Sr. Unsecd. Note, 5.500%, 09/01/2020	27,724
75,000		News America Holdings, Inc., Company Guarantee, 8.000%, 10/17/2016	87,238
20,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 05/01/2022	20,106
100,000	[2,3]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.000%, 05/17/2016	105,630
150,000		WPP Finance 2010, Sr. Unsecd. Note, 5.625%, 11/15/2043	162,076
		TOTAL	543,862
		Communications - Telecom Wireless—0.4%
50,000		America Movil S.A.B. de C.V., 3.125%, 07/16/2022	48,440
100,000		America Movil S.A.B. de C.V., Note, 5.750%, 01/15/2015	103,375
100,000		American Tower Corp., Sr. Unsecd. Note, 3.400%, 02/15/2019	103,211
50,000		American Tower Corp., Sr. Unsecd. Note, 4.500%, 01/15/2018	54,097
100,000	[2,3]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 01/15/2017	108,398
30,000	[2,3]	SBA Tower Trust, Series 144A, 5.101%, 04/17/2017	32,172
90,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 05/15/2022	92,899
		TOTAL	542,592

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wirelines—0.3%
$10,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.65%, 3/15/2042	$9,825
90,000		Orange SA, Sr. Unsecd. Note, 5.375%, 07/08/2019	102,068
90,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 03/15/2024	92,357
175,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 09/15/2023	193,192
60,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.350%, 04/01/2019	71,030
		TOTAL	468,472
		Consumer Cyclical - Automotive—0.2%
10,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.500%, 01/18/2031	15,053
100,000		Ford Motor Co., Sr. Unsecd. Note, 4.750%, 01/15/2043	98,993
20,000	[2,3]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 03/15/2016	21,069
10,000	[2,3]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.700%, 03/15/2017	10,355
100,000	[2,3]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 08/09/2018	102,529
65,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, 3.500%, 04/03/2018	68,064
20,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.600%, 04/12/2016	21,262
		TOTAL	337,325
		Consumer Cyclical - Entertainment—0.3%
200,000	[2]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/05/2020	216,544
90,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.150%, 04/30/2020	102,867
30,000		Viacom, Inc., 2.500%, 09/01/2018	30,607
25,000		Viacom, Inc., Sr. Unsecd. Note, 2.500%, 12/15/2016	25,905
100,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 04/01/2024	101,098
		TOTAL	477,021
		Consumer Cyclical - Lodging—0.1%
30,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 07/15/2023	28,617
50,000		Marriott International, Inc., Sr. Unsecd. Note, 3.000%, 03/01/2019	51,316
		TOTAL	79,933
		Consumer Cyclical - Retailers—0.3%
50,000		Advance Auto Parts, Inc., 4.500%, 12/01/2023	52,453
10,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 01/14/2021	10,890
300,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 4.300%, 04/22/2044	299,259
		TOTAL	362,602
		Consumer Cyclical - Services—0.1%
65,000		Expedia, Inc., Company Guarantee, 5.950%, 08/15/2020	72,165
10,000		University of Southern California, Sr. Unsecd. Note, 5.250%, 10/01/2111	11,839
		TOTAL	84,004
		Consumer Non-Cyclical - Food/Beverage—0.5%
100,000		Bottling Group LLC, Note, 5.500%, 04/01/2016	108,991
50,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.200%, 01/25/2023	48,301
175,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 4.650%, 01/25/2043	172,674
200,000	[2,3]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.200%, 04/09/2023	187,822
25,000		Mondelez International, Inc., Sr. Unsecd. Note, 4.000%, 02/01/2024	25,639
20,000		Sysco Corp., Sr. Note, 5.375%, 03/17/2019	22,659
30,000		The Coca-Cola Co., Sr. Unsecd. Note, Series WI, 1.800%, 09/01/2016	30,766
50,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 06/15/2022	52,994
		TOTAL	649,846
		Consumer Non-Cyclical - Health Care—0.1%
40,000		Baxter International, Inc., 6.250%, 12/01/2037	50,141
10,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.750%, 08/23/2022	10,029
70,000		Stryker Corp., Sr. Unsecd. Note, 1.300%, 04/01/2018	68,741

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Health Care—continued
$10,000		Zimmer Holdings, Inc., Sr. Note, 5.750%, 11/30/2039	$11,512
		TOTAL	140,423
		Consumer Non-Cyclical - Pharmaceuticals—0.0%
10,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.750%, 08/15/2016	10,345
30,000		Pfizer, Inc., Sr. Unsecd. Note, 6.200%, 03/15/2019	35,428
		TOTAL	45,773
		Consumer Non-Cyclical - Products—0.0%
10,000		Clorox Co., Sr. Unsecd. Note, 3.550%, 11/01/2015	10,415
		Consumer Non-Cyclical - Tobacco—0.1%
24,000		Altria Group, Inc., 9.250%, 08/06/2019	31,858
30,000		Altria Group, Inc., Sr. Unsecd. Note, 4.000%, 01/31/2024	30,608
30,000		Philip Morris International, Inc., 5.650%, 05/16/2018	34,472
		TOTAL	96,938
		Energy - Independent—0.2%
50,000		Canadian Natural Resources Ltd., 4.900%, 12/01/2014	51,288
30,000		EOG Resources, Inc., Note, 5.625%, 06/01/2019	34,751
25,000	[2,3]	Petroleos Mexicanos, Sr. Unsecd. Note, Series 144A, 4.875%, 01/18/2024	25,931
75,000		XTO Energy, Inc., 6.375%, 06/15/2038	100,484
60,000		XTO Energy, Inc., 6.750%, 08/01/2037	84,874
		TOTAL	297,328
		Energy - Integrated—0.3%
30,000		BP Capital Markets America, Inc., Company Guarantee, 4.200%, 06/15/2018	32,470
20,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/01/2015	20,743
75,000		Husky Energy, Inc., 4.000%, 04/15/2024	77,432
100,000		Husky Oil Ltd., Deb., 7.550%, 11/15/2016	115,304
90,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 05/20/2023	84,284
20,000		Petrobras International Finance Co., Sr. Unsecd. Note, 2.875%, 02/06/2015	20,270
50,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 01/27/2021	51,440
20,000		Phillips 66, Sr. Unsecd. Note, 1.950%, 03/05/2015	20,251
50,000		Phillips 66, Sr. Unsecd. Note, 4.300%, 04/01/2022	53,532
		TOTAL	475,726
		Energy - Oil Field Services—0.1%
15,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	16,435
20,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 09/15/2021	21,013
50,000	[2,3]	Nabors Industries, Inc., Sr. Unsecd. Note, Series 144A, 5.100%, 09/15/2023	52,880
15,000		Noble Holding International Ltd., Company Guarantee, 4.900%, 08/01/2020	16,194
		TOTAL	106,522
		Energy - Refining—0.1%
10,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 03/01/2041	12,400
30,000		Valero Energy Corp., 7.500%, 04/15/2032	38,880
10,000		Valero Energy Corp., 9.375%, 03/15/2019	13,069
95,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 06/15/2037	116,686
		TOTAL	181,035
		Financial Institution - Banking—2.8%
74,000		American Express Co., 2.650%, 12/02/2022	71,139
50,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.800%, 09/19/2016	52,249
40,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 03/28/2016	42,660
50,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 02/01/2019	50,200
60,000		Bank of America Corp., Sr. Unsecd. Note, 4.500%, 04/01/2015	62,116

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$100,000		Bank of America Corp., Sr. Unsecd. Note, 5.000%, 05/13/2021	$110,326
50,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 1.450%, 04/09/2018	49,379
125,000	[2,3]	Barclays Bank PLC, Jr. Sub. Note, Series 144A, 5.926%, 09/29/2049	133,437
50,000		Capital One Financial Corp., Sr. Note, 7.375%, 05/23/2014	50,175
20,000		Citigroup, Inc., Sr. Unsecd. Note, 4.450%, 01/10/2017	21,616
100,000		Citigroup, Inc., Sr. Unsecd. Note, 4.587%, 12/15/2015	105,967
25,000		City National Corp., Sr. Unsecd. Note, 5.250%, 09/15/2020	28,029
40,000	[2,3]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.750%, 10/15/2014	40,605
40,000		Deutsche Bank AG London, Sr. Unsecd. Note, 3.250%, 01/11/2016	41,670
200,000		Fifth Third Bancorp, Sr. Unsecd. Note, 1.350%, 06/01/2017	200,128
20,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 01/25/2016	20,954
275,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 01/22/2023	273,097
70,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 01/15/2015	72,196
50,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6%, 5/01/2014	50,000
25,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 02/15/2033	29,017
30,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.150%, 04/01/2018	34,400
150,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 02/01/2041	179,614
50,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.100%, 04/05/2021	56,320
200,000		HSBC Holdings PLC, Sub. Note, 5.250%, 03/14/2044	205,348
150,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.375%, 02/13/2015	152,416
250,000		Huntington National Bank, Sr. Unsecd. Note, 2.200%, 04/01/2019	248,393
175,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.850%, 02/01/2044	181,036
400,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	383,377
65,000		Morgan Stanley, Sr. Unsecd. Note, 4.750%, 03/22/2017	70,955
150,000		Morgan Stanley, Sr. Unsecd. Note, 6.375%, 07/24/2042	184,827
175,000		Morgan Stanley, Sub. Note, 4.100%, 05/22/2023	174,105
20,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 03/09/2017	21,672
30,000		Northern Trust Corp., Sr. Unsecd. Note, 4.625%, 5/01/2014	30,000
100,000	[2,3]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/07/2015	103,848
30,000		Wachovia Corp., Sr. Unsecd. Note, 5.75%, 2/01/2018	34,467
70,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	78,514
100,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	119,083
		TOTAL	3,763,335
		Financial Institution - Brokerage—0.3%
20,000	[2,3]	CME Group Index Services LLC, Company Guarantee, Series 144A, 4.400%, 03/15/2018	21,675
80,000		Janus Capital Group, Inc., Sr. Note, 6.700%, 06/15/2017	90,510
125,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 04/15/2021	145,852
40,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.500%, 01/20/2043	42,979
13,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 04/01/2024	14,401
50,000		TD Ameritrade Holding Corp., Company Guarantee, 4.150%, 12/01/2014	51,062
		TOTAL	366,479
		Financial Institution - Finance Noncaptive—0.2%
30,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 3.100%, 01/09/2023	29,733
200,000	[2,3]	ILFC E-Capital Trust I, Floating Rate Note—Sr. Sub Note, Series 144A, 5.210%, 12/21/2065	191,000
		TOTAL	220,733
		Financial Institution - Insurance - Health—0.1%
50,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.000%, 02/15/2018	57,617
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	58,104
		TOTAL	115,721

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—0.7%
$200,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	$203,839
10,000		Aflac, Inc., Sr. Unsecd. Note, 6.900%, 12/17/2039	13,321
35,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 02/15/2024	36,684
150,000		American International Group, Inc., Sr. Unsecd. Note, 6.250%, 05/01/2036	189,348
10,000		Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 03/15/2022	10,570
10,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/01/2039	15,350
250,000		MetLife, Inc., Sr. Unsecd. Note, 3.600%, 04/10/2024	252,325
15,000	[2,3]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 06/15/2040	19,940
10,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 05/15/2023	9,630
10,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.300%, 09/15/2022	9,878
150,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 5.625%, 05/12/2041	173,777
50,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	62,055
		TOTAL	996,717
		Financial Institution - Insurance - P&C—0.3%
90,000		ACE INA Holdings, Inc., 5.600%, 05/15/2015	94,636
1,000		ACE INA Holdings, Inc., Sr. Note, 5.700%, 02/15/2017	1,122
75,000		CNA Financial Corp., 6.500%, 08/15/2016	84,339
30,000		CNA Financial Corp., Sr. Unsecd. Note, 7.350%, 11/15/2019	37,042
20,000		Chubb Corp., Sr. Note, 5.750%, 05/15/2018	23,007
65,000	[2,3]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	100,897
50,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.500%, 12/01/2015	53,828
		TOTAL	394,871
		Financial Institution - REITs—0.4%
50,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 06/15/2023	49,214
50,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2022	52,371
15,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.700%, 03/15/2017	16,830
55,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	64,153
20,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	22,367
40,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 04/15/2020	46,619
50,000		Healthcare Trust of America, 3.700%, 04/15/2023	48,339
75,000		Liberty Property LP, 6.625%, 10/01/2017	86,287
20,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/01/2022	19,117
50,000		ProLogis LP, Sr. Unsecd. Note, 3.350%, 02/01/2021	50,435
20,000		Regency Centers LP, Company Guarantee, 4.800%, 04/15/2021	21,490
30,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 06/01/2020	35,079
10,000		UDR, Inc., Company Guarantee, 4.625%, 01/10/2022	10,711
75,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	76,652
		TOTAL	599,664
		Sovereign—0.0%
30,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 06/15/2022	31,873
		Technology—0.4%
15,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.200%, 10/01/2022	14,380
45,000		Apple, Inc., Sr. Unsecd. Note, 1.000%, 05/03/2018	43,978
30,000		Apple, Inc., Sr. Unsecd. Note, 2.400%, 05/03/2023	28,074
60,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.500%, 02/22/2016	65,384
20,000		Corning, Inc., Unsecd. Note, 4.750%, 03/15/2042	20,838
100,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.500%, 04/15/2023	96,795
20,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.300%, 12/09/2016	21,075
100,000		Hewlett-Packard Co., Sr. Unsecd. Note, 4.750%, 06/02/2014	100,323

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Technology—continued
$20,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 08/10/2022	$20,545
25,000		Juniper Networks, Inc., Sr. Unsecd. Note, 4.500%, 03/15/2024	25,704
10,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.950%, 03/15/2041	10,363
10,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 09/12/2022	10,132
25,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 01/15/2019	26,970
20,000		Xerox Corp., Sr. Unsecd. Note, 2.950%, 03/15/2017	20,884
		TOTAL	505,445
		Transportation - Airlines—0.1%
130,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 03/01/2017	142,372
		Transportation - Railroads—0.1%
75,000		Burlington Northern Santa Fe Corp., 4.875%, 01/15/2015	77,277
50,000		Burlington Northern Santa Fe Corp., Deb., 5.750%, 05/01/2040	58,627
30,000		Kansas City Southern de Mexico SA de CV, Sr. Unsecd. Note, 3.000%, 05/15/2023	27,855
		TOTAL	163,759
		Transportation - Services—0.2%
90,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	103,435
50,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.450%, 11/15/2018	50,572
60,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.150%, 03/02/2015	61,247
30,000		United Parcel Service, Inc., Sr. Unsecd. Note, 3.125%, 01/15/2021	31,002
		TOTAL	246,256
		Utility - Electric—0.6%
70,000		Appalachian Power Co., Sr. Unsecd. Note, 7.950%, 01/15/2020	89,320
100,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	111,977
5,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.650%, 04/01/2019	6,027
70,000	[2,3]	Electricite de France SA, Note, Series 144A, 5.600%, 01/27/2040	78,725
100,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 06/15/2022	102,563
25,000		FirstEnergy Corp., Sr. Unsecd. Note, 4.250%, 03/15/2023	24,603
30,000		FirstEnergy Solutions Corp., Company Guarantee, 6.050%, 08/15/2021	33,193
10,000		Great Plains Energy, Inc., Note, 4.850%, 06/01/2021	10,853
19,641	[2,3]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/01/2017	21,088
25,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 8.000%, 03/01/2032	35,821
50,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.700%, 09/15/2019	50,375
80,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.250%, 03/01/2018	90,184
25,000		PSEG Power LLC, Sr. Unsecd. Note, 4.300%, 11/15/2023	25,934
75,000		PSI Energy, Inc., Bond, 6.050%, 06/15/2016	83,009
50,000		Progress Energy, Inc., 7.050%, 03/15/2019	60,583
10,000		TECO Finance, Inc., Company Guarantee, 5.150%, 03/15/2020	11,086
40,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/01/2020	41,955
		TOTAL	877,296
		Utility - Natural Gas Distributor—0.1%
20,000		Atmos Energy Corp., 8.500%, 03/15/2019	25,556
10,000	[2,3]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.450%, 07/15/2020	11,190
65,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 03/01/2023	64,141
55,000		Sempra Energy, Sr. Unsecd. Note, 6.500%, 06/01/2016	61,020
		TOTAL	161,907
		Utility - Natural Gas Pipelines—0.3%
50,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.200%, 09/15/2021	52,324
40,000		Enbridge, Inc., Sr. Note, 5.600%, 04/01/2017	44,756
75,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 02/01/2024	79,687

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas Pipelines—continued
$150,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.000%, 03/01/2043	$146,526
20,000	[2,3]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.800%, 10/15/2022	18,666
40,000		Williams Partners LP, 5.250%, 03/15/2020	44,487
30,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	31,481
		TOTAL	417,927
		TOTAL CORPORATE BONDS (IDENTIFIED COST $15,819,637)	16,649,982
		FOREIGN GOVERNMENT/AGENCY—0.1%
		Sovereign—0.1%
75,000		United Mexican States, 6.625%, 03/03/2015 (IDENTIFIED COST $75,904)	78,581
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal National Mortgage Association—0.0%
543		Federal National Mortgage Association Pool 512255, 7.500%, 9/1/2014	547
3,897		Federal National Mortgage Association Pool 609554, 7.500%, 10/1/2016	4,140
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $4,604)	4,687
		MUNICIPAL BOND—0.1%
		Municipal Services—0.1%
70,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $70,000)	80,340
		U.S. TREASURY—2.6%
518,595		U.S. Treasury Inflation-Protected Note, Series A-2022, 0.125%, 1/15/2022	512,649
150,000		United States Treasury Bond, 3.625%, 2/15/2044	154,465
500,000		United States Treasury Note, 0.375%, 3/31/2016	499,960
750,000	[4]	United States Treasury Note, 0.875%, 11/30/2016	753,625
500,000		United States Treasury Note, 1.250%, 10/31/2018	493,814
1,100,000		United States Treasury Note, 3.500%, 5/15/2020	1,195,872
		TOTAL U.S. TREASURY (IDENTIFIED COST $3,688,023)	3,610,385
		EXCHANGE-TRADED FUND—8.5%
173,500		iShares MSCI EAFE ETF (IDENTIFIED COST $9,998,277)	11,853,520
		INVESTMENT COMPANIES—16.4%[5]
52,155		Emerging Markets Fixed Income Core Fund	1,808,183
892,398		Federated Mortgage Core Portfolio	8,781,196
7,109,713	[6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.08%	7,109,713
159,274		Federated Project and Trade Finance Core Fund	1,532,213
546,724		High Yield Bond Portfolio	3,663,053
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $23,052,241)	22,894,358
		TOTAL INVESTMENTS—100.2% (IDENTIFIED COST $119,022,746)[7]	139,533,577
		OTHER ASSETS AND LIABILITIES - NET— (0.2)%[8]	(256,918)
		TOTAL NET ASSETS—100%	$139,276,659

At April 30, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[1]United States Treasury Long Bond Long Futures	10	$1,349,375	June 2014	$27,790
[1]United States Treasury Note 2-Year Long Futures	65	$14,291,875	June 2014	$24,896
[1]United States Treasury Note 5-Year Short Futures	35	$4,180,859	June 2014	$(29,884)
[1]United States Treasury Note 10-Year Short Futures	60	$7,465,313	June 2014	$(92,010)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(69,208)
The average notional value of long and short futures contracts held by the Fund throughout the period was $15,342,537 and $23,852,217, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2014, these restricted securities amounted to $2,731,884, which represented 2.0% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2014, these liquid restricted securities amounted to $2,515,340, which represented 1.8% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at April 30, 2014, is as follows:

Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/05/2020	3/24/2010	$200,000	$216,544
4	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Affiliated holdings.
6	7-day net yield.
7	At April 30, 2014, the cost of investments for federal tax purposes was $119,023,596. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $20,509,981. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $22,090,444 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,580,463.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities including shares of exchange traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$78,496,932	$—	$—	$78,496,932
International	3,247,523	—	—	3,247,523
Debt Securities:
Asset-Backed Securities	—	1,053,791	—	1,053,791
Collateralized Mortgage Obligations	—	1,563,478	—	1,563,478
Corporate Bonds	—	16,649,982	—	16,649,982
Foreign Government/Agency	—	78,581	—	78,581
Mortgage-Backed Securities	—	4,687	—	4,687
Municipal Bond	—	80,340	—	80,340
U.S. Treasury	—	3,610,385	—	3,610,385
Exchange-Traded Fund	11,853,520	—	—	11,853,520
Investment Companies[1]	21,362,145	1,532,213	—	22,894,358
TOTAL SECURITIES	$114,960,120	$24,573,457	$—	$139,533,577
OTHER FINANCIAL INSTRUMENTS[2]	$(69,208)	$—	$—	$(69,208)
1	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Federated Project and Trade Finance Core Fund is classified as Level 2 due to the fact that the price of shares redeemed will be determined as of the closing net asset value (the NAV) of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
GO	—General Obligation
MTN	—Medium Term Note
REIT(s)	—Real Estate Investment Trust(s)
REMIC	—Real Estate Mortgage Investment Conduit
19
Federated MDT Large Cap Growth Fund
Portfolio of Investments
April 30, 2014 (unaudited)
Shares			Value
		Common Stocks—98.2%
		Aerospace & Defense—0.2%
1,800		Huntington Ingalls Industries, Inc.	$185,400
		Agricultural Chemicals—0.6%
8,035		Scotts Miracle-Gro Co.	491,822
		Agricultural Machinery—1.3%
11,800		Deere & Co.	1,101,412
		Airline - National—0.8%
17,327	[1]	United Continental Holdings, Inc.	708,155
		Airline - Regional—0.4%
3,700		Alaska Air Group, Inc.	348,096
		Airlines—0.8%
1,100		Copa Holdings SA, Class A	148,808
13,700		Delta Air Lines, Inc.	504,571
		TOTAL	653,379
		Apparel—0.3%
4,800		L Brands, Inc.	260,160
		AT&T Divestiture—0.8%
15,136		Verizon Communications, Inc.	707,305
		Auto Components—0.4%
14,600		Goodyear Tire & Rubber Co.	367,920
		Auto Manufacturing—0.5%
25,317		Ford Motor Co.	408,870
		Auto Original Equipment Manufacturers—0.6%
2,400		BorgWarner, Inc.	149,136
3,500		Delphi Automotive PLC	233,940
900	[1]	O'Reilly Automotive, Inc.	133,911
		TOTAL	516,987
		Auto Part Replacement—0.9%
8,907		Genuine Parts Co.	775,978
		Auto Rentals—0.7%
6,300	[1]	United Rentals, Inc.	591,129
		Baking—0.3%
12,348		Flowers Foods, Inc.	253,381
		Biotechnology—4.8%
6,400	[1]	Alexion Pharmaceuticals, Inc.	1,012,480
500		Amgen, Inc.	55,875
1,000	[1]	Biogen Idec, Inc.	287,120
3,573	[1]	Celgene Corp.	525,267
11,700	[1]	Gilead Sciences, Inc.	918,333
3,700	[1]	Illumina, Inc.	502,645
3,400	[1]	Jazz Pharmaceuticals PLC	458,660
5,900	[1]	Myriad Genetics, Inc.	249,039
		TOTAL	4,009,419
		Broadcasting—1.4%
14,653	[1]	DIRECTV Group, Inc.	1,137,073
		Building Materials—0.3%
6,000		Fortune Brands Home & Security, Inc.	239,100
1

Shares			Value
		Common Stocks—continued
		Building Supply Stores—0.3%
3,100		Home Depot, Inc.	$246,481
		Cable TV—0.8%
5,793	[1]	AMC Networks, Inc.	380,426
3,600		Viacom, Inc., Class B	305,928
		TOTAL	686,354
		Capital Markets—0.4%
6,800		Franklin Resources, Inc.	355,980
		Chemicals—0.8%
1,700		Eastman Chemical Co.	148,189
5,900		LyondellBasell Industries NV	545,750
		TOTAL	693,939
		Clothing Stores—2.0%
23,415		Gap (The), Inc.	920,209
9,129		Hanesbrands, Inc.	749,400
		TOTAL	1,669,609
		Commodity Chemicals—1.9%
4,200		DuPont (E.I.) de Nemours & Co.	282,744
2,200		PPG Industries, Inc.	425,964
15,925		RPM International, Inc.	679,361
3,400		Westlake Chemical Corp.	242,080
		TOTAL	1,630,149
		Computer Peripherals—3.6%
20,400		EMC Corp.	526,320
19,800		NetApp, Inc.	705,078
8,300		Sandisk Corp.	705,251
11,800		Western Digital Corp.	1,039,934
		TOTAL	2,976,583
		Computer Services—0.5%
2,600	[1]	Fiserv, Inc.	158,028
3,500		Global Payments, Inc.	233,905
		TOTAL	391,933
		Computers - High End—1.7%
7,200		IBM Corp.	1,414,584
		Computers - Low End—1.3%
1,895		Apple, Inc.	1,118,221
		Construction Machinery—1.6%
7,400		Caterpillar, Inc.	779,960
8,900		Joy Global, Inc.	537,382
		TOTAL	1,317,342
		Cosmetics & Toiletries—1.0%
15,906		Avon Products, Inc.	243,044
5,600		Estee Lauder Cos., Inc., Class A	406,392
5,600	[1]	Sally Beauty Holdings, Inc.	153,496
		TOTAL	802,932
		Crude Oil & Gas Production—2.4%
11,700		EOG Resources, Inc.	1,146,600
6,083	[1]	Newfield Exploration Co.	205,910
5,700		SM Energy Co.	422,541
4,700	[1]	Southwestern Energy Co.	225,036
		TOTAL	2,000,087
2

Shares			Value
		Common Stocks—continued
		Defense Aerospace—2.1%
4,908	[1]	B/E Aerospace, Inc.	$430,775
2,900		Boeing Co.	374,158
6,000		Lockheed Martin Corp.	984,840
		TOTAL	1,789,773
		Department Stores—1.0%
2,000		Dillards, Inc., Class A	195,860
9,900		Target Corp.	611,325
		TOTAL	807,185
		Discount Department Stores—1.5%
2,700		Family Dollar Stores, Inc.	158,625
13,232		Wal-Mart Stores, Inc.	1,054,723
		TOTAL	1,213,348
		Diversified Consumer Services—0.2%
4,500		Block (H&R), Inc.	127,890
		Diversified Leisure—0.8%
8,500		Las Vegas Sands Corp.	672,605
		Diversified Tobacco—0.2%
3,600		Altria Group, Inc.	144,396
		Drug Stores—1.2%
14,800		Walgreen Co.	1,004,920
		Education & Training Services—0.3%
5,400	[1]	Apollo Group, Inc., Class A	155,844
3,604	[1]	ITT Educational Services, Inc.	97,308
		TOTAL	253,152
		Electrical Equipment—0.3%
3,400		Emerson Electric Co.	231,812
		Ethical Drugs—1.7%
17,791		Eli Lilly & Co.	1,051,448
3,600	[1]	United Therapeutics Corp.	360,036
		TOTAL	1,411,484
		Financial Services—1.6%
4,800		American Express Co.	419,664
1,100		BlackRock, Inc.	331,100
4,000		Lazard Ltd., Class A	188,200
6,700	[1]	Verifone Systems, Inc.	224,048
12,400		Western Union Co.	196,788
		TOTAL	1,359,800
		Food Products—1.8%
17,200		ConAgra Foods, Inc.	524,772
11,000		Kellogg Co.	735,130
4,700		Kraft Foods Group, Inc.	267,242
		TOTAL	1,527,144
		Gas Utilities—0.9%
6,800		EQT Corp.	741,132
		Generic Drugs—0.3%
5,000	[1]	Mylan, Inc.	253,900
		Grocery Chain—1.4%
19,177		Kroger Co.	882,909
6,000		Whole Foods Market, Inc.	298,200
		TOTAL	1,181,109
3

Shares			Value
		Common Stocks—continued
		Health Care Equipment & Supplies—0.2%
2,600		Stryker Corp.	$202,150
		Health Care Providers & Services—1.4%
5,500	[1]	Express Scripts Holding Co.	366,190
5,000	[1]	HCA, Inc.	260,000
5,800	[1]	Laboratory Corp. of America Holdings	572,460
		TOTAL	1,198,650
		Home Products—0.4%
3,600		Tupperware Brands Corp.	305,676
		Hotels and Motels—1.5%
3,200		Marriott International, Inc., Class A	185,376
6,200		Wyndham Worldwide Corp.	442,308
3,200		Wynn Resorts Ltd.	652,448
		TOTAL	1,280,132
		Household Durables—0.4%
200	[1]	NVR, Inc.	215,400
5,200		Newell Rubbermaid, Inc.	156,572
		TOTAL	371,972
		Industrial Machinery—0.7%
1,800		Dover Corp.	155,520
5,000		Ingersoll-Rand PLC, Class A	299,000
1,100		Valmont Industries, Inc.	163,801
		TOTAL	618,321
		Insurance—0.2%
1,800		Aon PLC	152,784
		Internet Services—2.2%
7,300	[1]	eBay, Inc.	378,359
500	[1]	Google, Inc.	267,440
13,000		IAC Interactive Corp.	861,640
1,000	[1]	NetFlix, Inc.	322,040
		TOTAL	1,829,479
		IT Services—0.7%
4,300		Accenture PLC	344,946
300		Automatic Data Processing, Inc.	23,388
4,500		Paychex, Inc.	188,145
		TOTAL	556,479
		Life Insurance—0.8%
8,400		Prudential Financial, Inc.	677,712
		Medical Supplies—2.7%
900		Allergan, Inc.	149,256
1,300		Bard (C.R.), Inc.	178,529
1,900		Becton, Dickinson & Co.	214,757
14,848		Cardinal Health, Inc.	1,032,084
4,100		McKesson Corp.	693,679
		TOTAL	2,268,305
		Medical Technology—0.8%
9,932		St. Jude Medical, Inc.	630,384
		Miscellaneous Components—0.2%
2,100		Amphenol Corp., Class A	200,235
		Miscellaneous Machinery—0.2%
1,600		Rockwell Automation, Inc.	190,688
4

Shares			Value
		Common Stocks—continued
		Multi-Industry Capital Goods—0.6%
1,600		3M Co.	$222,544
2,700		Honeywell International, Inc.	250,830
		TOTAL	473,374
		Multi-Line Insurance—0.8%
6,000		Allied World Assurance Holdings Ltd.	646,140
		Multiline Retail—0.5%
7,500		Macy's, Inc.	430,725
		Mutual Fund Adviser—1.3%
2,400	[1]	Affiliated Managers Group	475,680
6,000		T. Rowe Price Group, Inc.	492,780
2,300		Waddell & Reed Financial, Inc., Class A	155,135
		TOTAL	1,123,595
		Office Equipment—0.9%
28,428		Pitney Bowes, Inc.	761,870
		Office Supplies—0.7%
11,485		Avery Dennison Corp.	558,860
		Offshore Driller—0.2%
1,900		Oceaneering International, Inc.	139,232
		Oil Refiner—0.2%
3,500		CVR Energy, Inc.	172,025
		Oil Well Supply—0.7%
1,400	[1]	Dril-Quip, Inc.	158,368
5,300		Halliburton Co.	334,271
800		Schlumberger Ltd.	81,240
		TOTAL	573,879
		Other Communications Equipment—1.4%
12,617		Harris Corp.	927,602
700	[1]	SBA Communications, Corp.	62,832
4,900		Skyworks Solutions, Inc.	201,145
		TOTAL	1,191,579
		Outpatient Clinics—0.2%
2,100	[1]	DaVita HealthCare Partners, Inc.	145,530
		Packaged Foods—0.1%
900		Hershey Foods Corp.	86,616
		Paper Products—0.9%
5,200		International Paper Co.	242,580
5,200		Rock-Tenn Co.	497,172
		TOTAL	739,752
		Personal & Household—0.6%
5,300		Nu Skin Enterprises, Inc., Class A	461,100
		Personal Products—0.5%
3,600		Kimberly-Clark Corp.	404,100
		Plastic Containers—0.6%
15,128	[1]	Owens-Illinois, Inc.	480,768
		Pollution Control—0.1%
1,500		Danaher Corp.	110,070
		Printing—0.2%
11,646		Donnelley (R.R.) & Sons Co.	204,970
		Professional Services—0.3%
2,200		Dun & Bradstreet Corp.	243,672
5

Shares			Value
		Common Stocks—continued
		Property Liability Insurance—0.7%
6,906		The Travelers Cos., Inc.	$625,545
		Railroad—0.8%
2,200		Union Pacific Corp.	418,946
3,000		Wabtec Corp.	223,650
		TOTAL	642,596
		Recreational Goods—0.2%
11,642		International Game Technology	146,107
		Restaurant—0.3%
4,700		Darden Restaurants, Inc.	233,637
		Restaurants—0.2%
400	[1]	Chipotle Mexican Grill, Inc.	199,400
		Securities Brokerage—0.2%
2,700		LPL Investment Holdings, Inc.	127,845
		Semiconductor Manufacturing—2.7%
21,300		Broadcom Corp.	656,253
58,931		Intel Corp.	1,572,868
		TOTAL	2,229,121
		Semiconductors & Semiconductor Equipment—0.6%
7,300		Microchip Technology, Inc.	347,042
3,600		Xilinx, Inc.	169,884
		TOTAL	516,926
		Services to Medical Professionals—0.2%
1,800	[1]	Henry Schein, Inc.	205,614
		Soft Drinks—3.9%
19,594		Coca-Cola Enterprises, Inc.	890,351
25,130		Dr. Pepper Snapple Group, Inc.	1,392,705
11,910		PepsiCo, Inc.	1,022,950
		TOTAL	3,306,006
		Software Packaged/Custom—4.8%
3,900	[1]	Akamai Technologies, Inc.	206,973
35,613		CA, Inc.	1,073,376
3,700	[1]	Citrix Systems, Inc.	219,447
2,300	[1]	Commvault Systems, Inc.	111,320
10,700	[1]	Electronic Arts, Inc.	302,810
3,400	[1]	F5 Networks, Inc.	357,578
6,700		Microsoft Corp.	270,680
10,400		Oracle Corp.	425,152
53,408		Symantec Corp.	1,083,114
		TOTAL	4,050,450
		Specialty Chemicals—0.3%
2,500		Airgas, Inc.	265,650
		Specialty Retailing—3.9%
800	[1]	AutoZone, Inc.	427,112
6,400	[1]	Bed Bath & Beyond, Inc.	397,632
5,900	[1]	Big Lots, Inc.	233,050
3,000		Costco Wholesale Corp.	347,040
5,300	[1]	Dollar General Corp.	299,132
5,000		Expedia, Inc.	354,950
4,516		GNC Acquisition Holdings, Inc.	203,220
8,300		Lowe's Cos., Inc.	381,053
6,136		Nordstrom, Inc.	376,014
6

Shares			Value
		Common Stocks—continued
		Specialty Retailing—continued
3,300		PetSmart, Inc.	$223,344
		TOTAL	3,242,547
		Telecommunication Equipment & Services—1.3%
6,400		Motorola, Inc.	406,912
8,200		Qualcomm, Inc.	645,422
		TOTAL	1,052,334
		Telephone Utility—0.3%
28,204		Windstream Corp.	255,810
		Textiles Apparel & Luxury Goods—2.0%
12,800		Coach, Inc.	571,520
2,700	[1]	Fossil, Inc.	287,955
4,400	[1]	Michael Kors Holdings Ltd.	401,280
2,700		Ralph Lauren Corp.	408,699
		TOTAL	1,669,454
		Tobacco—0.3%
2,700		Philip Morris International, Inc.	230,661
		Toys & Games—1.8%
19,065		Hasbro, Inc.	1,053,532
12,400		Mattel, Inc.	486,266
		TOTAL	1,539,798
		Trading Companies & Distributors—0.2%
600		Grainger (W.W.), Inc.	152,640
		Truck Manufacturing—0.4%
2,400		Cummins, Inc.	362,040
		Undesignated Consumer Cyclicals—0.5%
6,300		Herbalife Ltd.	377,874
3,300		Weight Watchers International, Inc.	65,340
		TOTAL	443,214
		Uniforms—0.7%
9,236		Cintas Corp.	544,277
		TOTAL COMMON STOCKS (IDENTIFIED COST $67,401,210)	82,251,926
		INVESTMENT COMPANY—1.8%
1,490,609	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.08% (AT NET ASSET VALUE)	1,490,609
		TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $68,891,819)[4]	83,742,535
		OTHER ASSETS AND LIABILITIES - NET—0.0%[5]	(14,180)
		TOTAL NET ASSETS—100%	$83,728,355
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	At April 30, 2014, the cost of investments for federal tax purposes was $68,891,819. The net unrealized appreciation of investments for federal tax purposes was $14,850,716. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,650,520 and net unrealized depreciation from investments for those securities having an excess of cost over value of $799,804.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2014.
7

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2014, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
8
Federated MDT Small Cap Core Fund
Portfolio of Investments
April 30, 2014 (unaudited)
Shares			Value
		COMMON STOCKS—98.3%
		Accident & Health Insurance—0.1%
1,487	[1]	Triple-S Management Corp., Class B	$22,275
		Advertising—0.3%
4,200	[1]	Conversant, Inc.	102,648
		Agricultural Machinery—0.4%
2,200		Alamo Group, Inc.	116,864
		Airline - National—0.6%
22,640	[1]	Jet Blue Airways Corp.	178,969
		Airline - Regional—0.7%
356		Alaska Air Group, Inc.	33,493
9,814	[1]	Republic Airways Holdings, Inc.	81,554
4,427		SkyWest, Inc.	51,353
1,000	[1]	Spirit Airlines, Inc.	56,840
		TOTAL	223,240
		Apparel—1.1%
300	[1]	Ann, Inc.	11,757
1,500		Columbia Sportswear Co.	128,970
1,537	[1]	Express, Inc.	22,394
700	[1]	G-III Apparel Group Ltd.	50,239
3,000	[1]	Iconix Brand Group, Inc.	127,500
		TOTAL	340,860
		Auto Original Equipment Manufacturers—0.5%
3,300	[1]	Stoneridge, Inc.	35,277
1,754	[1]	Tenneco Automotive, Inc.	105,012
		TOTAL	140,289
		Auto Part Replacement—0.7%
5,685		Standard Motor Products, Inc.	215,973
		Automotive—0.5%
1,200		Remy International, Inc.	31,824
4,600	[1,2]	Tower International, Inc.	127,926
		TOTAL	159,750
		Biotechnology—1.2%
10,900	[1]	Affymetrix, Inc.	80,987
3,400	[1]	Anika Therapeutics, Inc.	145,316
3,900	[1]	Cambrex Corp.	79,911
5,300	[1]	DepoMed, Inc.	74,253
		TOTAL	380,467
		Book Publishing—0.4%
3,400		Scholastic Corp.	111,894
		Building Materials—1.4%
1,400	[1]	Drew Industries, Inc.	70,448
100		Insteel Industries, Inc.	2,058
1,200	[1]	Nortek, Inc.	98,592
3,800	[1]	Patrick Industries, Inc.	152,266
2,400		Universal Forest Products, Inc.	121,176
		TOTAL	444,540
1

Shares			Value
		COMMON STOCKS—continued
		Carpets—0.2%
2,765		Culp, Inc.	$49,908
		Clothing Stores—0.6%
1,800		Cato Corp., Class A	51,282
1,800		Children's Place Retail Stores, Inc.	86,400
2,700		Stein Mart, Inc.	33,750
		TOTAL	171,432
		Commercial Services—0.9%
6,200	[1]	Parexel International Corp.	281,170
		Communications Equipment—0.2%
8,900	[1]	Shoretel, Inc.	67,195
		Computer Networking—1.3%
2,151		Black Box Corp.	45,730
3,300	[1]	NetScout Systems, Inc.	128,568
11,300	[1]	Super Micro Computer, Inc.	230,068
		TOTAL	404,366
		Computer Peripherals—0.7%
8,800	[1]	Aruba Networks, Inc.	173,976
2,600		Bel Fuse, Inc.	56,576
		TOTAL	230,552
		Computer Services—1.2%
4,900	[1]	Manhattan Associates, Inc.	154,497
3,900	[1]	Sykes Enterprises, Inc.	77,181
1,344	[1]	Synnex Corp.	90,559
1,600	[1]	Unisys Corp.	38,992
		TOTAL	361,229
		Computer Stores—0.9%
5,971	[1]	Insight Enterprises, Inc.	155,962
6,869	[1]	PC Connections, Inc.	137,449
		TOTAL	293,411
		Construction & Engineering—0.5%
3,400	[1]	Pike Electric Corp.	32,640
4,600	[1]	Tutor Perini Corp.	136,160
		TOTAL	168,800
		Consumer Finance—0.2%
3,000	[1]	Green Dot Corp.	52,110
		Cosmetics & Toiletries—0.5%
2,400	[1]	Helen of Troy Ltd.	150,480
		Crude Oil & Gas Production—0.3%
439		CVR Energy, Inc.	21,577
500	[1]	Clayton Williams Energy, Inc.	72,240
		TOTAL	93,817
		Dairy Products—0.5%
2,400		Cal-Maine Foods, Inc.	143,112
		Defense Aerospace—0.7%
4,300		AAR Corp.	111,370
1,500	[1]	Ducommun, Inc.	36,405
1,100		Heico Corp.	60,852
		TOTAL	208,627
		Defense Electronics—0.8%
2,900		American Railcar Industries, Inc.	201,376
2

Shares			Value
		COMMON STOCKS—continued
		Defense Electronics—continued
1,500	[1]	Sparton Corp.	$40,740
		TOTAL	242,116
		Department Stores—0.0%
1,100		Bon-Ton Stores, Inc.	12,100
		Diversified Leisure—0.2%
2,300	[1]	Live Nation, Inc.	48,024
		Drug Stores—0.5%
22,800	[1]	Rite Aid Corp.	166,440
		Education & Training Services—1.2%
6,344	[1]	ITT Educational Services, Inc.	171,288
4,600	[1]	Strayer Education, Inc.	196,098
		TOTAL	367,386
		Electric & Electronic Original Equipment Manufacturers—1.1%
2,171	[1]	Generac Holdings, Inc.	127,828
5,700		General Cable Corp.	146,034
1,000	[1]	Rogers Corp.	60,020
		TOTAL	333,882
		Electric Utility—1.8%
2,900		Avista Corp.	93,235
1,200		Black Hills Corp.	69,300
4,600		Idacorp, Inc.	258,244
3,300		Otter Tail Corp.	96,690
1,000		Portland General Electric Co.	33,470
		TOTAL	550,939
		Electrical - Radio & TV—0.4%
3,000	[1]	Universal Electronics, Inc.	112,050
		Electrical Equipment—1.2%
3,600		Brady (W.H.) Co.	92,844
4,000		EnerSys, Inc.	270,320
		TOTAL	363,164
		Electronic Components—0.2%
2,500		Methode Electronics, Inc., Class A	69,350
		Electronic Equipment Instruments & Components—0.8%
11,767	[1]	Sanmina Corp.	238,282
		Electronic Test/Measuring Equipment—0.1%
1,900	[1]	Mistras Group, Inc.	43,149
		Electronics Stores—0.7%
3,300	[1]	Rex Stores Corp.	215,688
		Energy Equipment & Services—0.9%
3,900	[1]	Argan, Inc.	104,403
3,900		Exterran Holdings, Inc.	167,778
		TOTAL	272,181
		Ethical Drugs—1.2%
1,500	[1]	Ligand Pharmaceuticals, Inc., Class B	94,755
10,698	[1]	PharMerica Corp.	290,879
400	[1]	Pozen, Inc.	3,344
		TOTAL	388,978
		Financial Services—4.4%
3,500	[1]	Ambac Financial Group, Inc.	105,630
10,600		Boston Private Financial Holdings	132,606
3

Shares			Value
		COMMON STOCKS—continued
		Financial Services—continued
6,335		Deluxe Corp.	$348,108
3,000	[1]	Global Cash Access LLC	19,800
1,100	[1]	Huron Consulting Group, Inc.	78,320
2,900		Lakeland Financial Corp.	106,140
9,058		MainSource Financial Group, Inc.	149,729
2,807		Nelnet, Inc., Class A	118,624
6,955	[1]	PHH Corp.	165,320
7,700		Provident Financial Services, Inc.	133,826
		TOTAL	1,358,103
		Food Wholesaling—0.2%
2,400	[1]	Omega Protein Corp.	27,264
5,800	[1]	SUPERVALU, Inc.	40,542
		TOTAL	67,806
		Furniture—1.0%
4,400		Haverty Furniture Cos., Inc.	112,376
6,259		Kimball International, Inc., Class B	104,901
3,700		La-Z-Boy, Inc.	89,651
		TOTAL	306,928
		Gas Distributor—0.5%
1,700		New Jersey Resources Corp.	84,541
1,400		Southwest Gas Corp.	77,014
		TOTAL	161,555
		Generic Drugs—0.2%
2,200	[1]	Impax Laboratories, Inc.	57,530
		Grocery Chain—0.1%
1,600		Ingles Markets, Inc., Class A	36,784
		Health Care Equipment & Supplies—1.2%
6,200	[1,2]	Dexcom, Inc.	201,128
6,000	[1]	Merit Medical Systems, Inc.	77,220
5,300	[1]	Zeltiq Aesthetics, Inc.	96,937
		TOTAL	375,285
		Health Care Providers & Services—0.1%
700	[1]	Centene Corp.	46,480
		Home Health Care—0.0%
400	[1]	Addus Homecare Corp.	8,648
		Home Products—0.7%
4,100	[1]	Libbey, Inc.	109,347
1,500		Spectrum Brands Holdings, Inc.	115,245
		TOTAL	224,592
		Hospitals—0.3%
6,991		Select Medical Holdings Corp.	97,594
		Hotels Restaurants & Leisure—0.4%
2,500	[1]	Marriott Vacations Worldwide Corp.	136,200
		Household Appliances—0.1%
3,342	[1]	hhgregg, Inc.	28,808
		Industrial Machinery—0.8%
1,900		Columbus McKinnon Corp.	50,331
7,300	[1]	Rexnord Corp.	195,202
		TOTAL	245,533
		Industrial Services—0.2%
5,100	[1]	Willbros. Group, Inc.	56,661
4

Shares			Value
		COMMON STOCKS—continued
		Insurance Brokerage—0.2%
5,400		Crawford & Co., Class B	$61,668
		International Bank—0.1%
1,400	[1]	Preferred Bank Los Angeles, CA	30,030
		Internet Services—1.4%
5,200		j2 Global, Inc.	241,072
4,900	[1]	Orbitz Worldwide, Inc.	36,015
4,800	[1]	Web.com Group, Inc.	147,408
		TOTAL	424,495
		Internet Software & Services—0.9%
4,300	[1]	LogMeIn, Inc.	195,435
2,500	[1]	VistaPrint Ltd.	98,675
		TOTAL	294,110
		IT Services—0.2%
4,400	[1]	Moneygram International, Inc.	58,080
		Jewelry Stores—0.3%
2,300		Movado Group, Inc.	90,344
		Life Insurance—1.0%
3,100		Primerica, Inc.	142,259
7,968		Symetra Financial Corp.	164,619
		TOTAL	306,878
		Machinery—0.9%
3,000		Douglas Dynamics, Inc.	50,610
2,500		Hyster-Yale Materials Handling, Inc.	240,975
		TOTAL	291,585
		Magazine Publishing—0.1%
600		Meredith Corp.	26,442
		Medical Supplies—1.7%
2,700	[1]	Align Technology, Inc.	136,053
2,900		CONMED Corp.	134,357
2,500	[1]	Haemonetics Corp.	75,900
3,500		Invacare Corp.	55,300
1,600	[1]	NuVasive, Inc.	53,936
1,600		Owens & Minor, Inc.	53,664
2,500		PetMed Express, Inc.	32,725
		TOTAL	541,935
		Medical Technology—1.9%
1,600	[1]	Cyberonics, Inc.	94,656
4,200	[1]	Greatbatch Technologies, Inc.	193,326
10,000	[1]	Natus Medical, Inc.	248,300
2,800	[1]	PhotoMedex, Inc.	42,308
		TOTAL	578,590
		Metal Fabrication—1.1%
3,958		NN, Inc.	77,458
1,500		Olympic Steel, Inc.	39,540
5,900		Worthington Industries, Inc.	217,120
		TOTAL	334,118
		Mini-Mill Producer—0.1%
1,800		Commercial Metals Corp.	34,560
		Miscellaneous Communications—0.2%
2,500		Shenandoah Telecommunications Co.	70,075
5

Shares			Value
		COMMON STOCKS—continued
		Miscellaneous Components—0.5%
14,400	[1]	Qlogic Corp.	$166,752
		Miscellaneous Food Products—0.4%
2,250		The Anderson's, Inc.	140,153
		Miscellaneous Machinery—0.4%
1,900		Curtiss Wright Corp.	121,486
		Miscellaneous Metals—0.1%
500		Materion Corp.	16,825
		Money Center Bank—0.0%
178		MidWestOne Financial Group, Inc.	4,384
		Multi-Industry Basic—0.1%
2,600	[1]	Graphic Packaging Holding Co.	26,676
		Multi-Industry Capital Goods—0.6%
1,500		Acuity Brands, Inc.	186,855
		Multi-Industry Transportation—0.4%
4,500		Brinks Co. (The)	114,480
		Multi-Line Insurance—2.4%
2,100		Amerisafe, Inc.	89,565
11,035		CNO Financial Group, Inc.	190,354
3,575		FBL Financial Group, Inc., Class A	159,838
5,525		Montpelier Re Holdings Ltd.	168,955
2,600		Safety Insurance Group, Inc.	139,646
		TOTAL	748,358
		Natural Gas Production—0.2%
7,863	[1]	VAALCO Energy, Inc.	72,497
		Office Supplies—0.4%
3,526		United Stationers, Inc.	132,331
		Oil Refiner—0.2%
2,122		Delek US Holdings, Inc.	67,883
		Oil Service, Explore & Drill—1.6%
6,100	[1]	Basic Energy Services, Inc.	161,162
5,500	[1]	Helix Energy Solutions Group, Inc.	132,220
2,900	[1]	Matrix Services Co.	89,813
7,000	[1]	Pioneer Energy Services Corp.	104,790
		TOTAL	487,985
		Oil Well Supply—0.1%
800	[1]	Park-Ohio Holdings Corp.	46,712
		Optical Reading Equipment—0.2%
1,400	[1]	ScanSource, Inc.	53,774
		Other Communications Equipment—0.2%
2,100	[1]	Netgear, Inc.	67,830
		Packaging—0.2%
2,500	[1]	Berry Plastics Group, Inc.	56,225
		Paint & Related Materials—0.2%
2,200	[1]	Ferro Corp.	28,556
800		Fuller (H.B.) Co.	37,064
		TOTAL	65,620
		Paper & Forest Products—0.7%
3,200	[1]	Boise Cascade Co.	80,064
7,400	[1]	Resolute Forest Products	132,016
		TOTAL	212,080
6

Shares			Value
		COMMON STOCKS—continued
		Paper Products—1.0%
1,000	[1]	Clearwater Paper Corp.	$61,390
1,900		Kadant, Inc.	66,025
2,900		Neenah Paper, Inc.	146,073
3,400	[1]	Xerium Technologies, Inc.	45,900
		TOTAL	319,388
		Personal Loans—0.5%
300	[1]	Credit Acceptance Corp.	39,456
1,700	[1]	World Acceptance Corp.	123,420
		TOTAL	162,876
		Personnel Agency—1.9%
1,500	[1]	AMN Healthcare Services, Inc.	18,720
5,100		KForce Com, Inc.	117,912
3,435		Kelly Services, Inc., Class A	72,341
7,500	[1]	Korn/Ferry International	217,875
2,800		Maximus, Inc.	119,196
1,000	[1]	On Assignment, Inc.	35,000
		TOTAL	581,044
		Plastic—0.5%
4,600		Schulman (A.), Inc.	165,232
		Poultry Products—0.6%
4,300	[1]	Pilgrim's Pride Corp.	93,998
1,300		Sanderson Farms, Inc.	106,951
		TOTAL	200,949
		Printed Circuit Boards—0.6%
6,700	[1]	Benchmark Electronics, Inc.	155,306
11,747	[1]	Sigma Designs, Inc.	44,286
		TOTAL	199,592
		Printing—0.1%
1,594		Quad Graphics, Inc.	34,510
		Professional Services—0.4%
100	[1]	CoStar Group, Inc.	16,089
2,900	[1]	ICF International, Inc.	113,013
		TOTAL	129,102
		Property Liability Insurance—1.7%
2,770		Argo Group International Holdings Ltd.	123,043
3,800		Horace Mann Educators Corp.	114,266
2,974		Platinum Underwriters Holdings Ltd.	186,500
2,100		Selective Insurance Group, Inc.	48,174
2,400		United Fire & Casualty Co.	66,768
		TOTAL	538,751
		Railroad—0.4%
2,500	[1]	Greenbrier Cos., Inc.	131,100
		Recreational Goods—0.6%
11,100	[1]	Smith & Wesson Holding Corp.	170,385
400		Sturm Ruger & Co., Inc.	25,740
		TOTAL	196,125
		Recreational Vehicles—0.1%
900	[1]	Winnebago Industries, Inc.	21,510
		Regional Banks—9.1%
1,700	[1]	Ameris Bancorp	36,159
2,000		Arrow Financial Corp.	50,060
7

Shares			Value
		COMMON STOCKS—continued
		Regional Banks—continued
7,000		BBCN Bancorp, Inc.	$107,870
1,200		BancFirst Corp.	69,852
5,900		Bancorpsouth, Inc.	137,824
5,300		Cathay Bancorp, Inc.	125,080
2,700		Central Pacific Financial Corp.	50,679
3,900		Chemical Financial Corp.	109,473
1,700		Community Trust Bancorp, Inc.	62,679
3,074		Enterprise Financial Services Corp.	54,932
2,099		Financial Institutions, Inc.	48,592
5,600		First Financial Bancorp	90,664
4,400		First Interstate BancSystem, Inc., Class A	109,516
5,100		First Merchants Corp.	108,222
8,000		First Midwest Bancorp, Inc.	130,960
2,300		Great Southern Bancorp, Inc.	65,941
2,900		Hancock Holding Co.	97,817
2,180		Hanmi Financial Corp.	46,369
5,000		OFG Bancorp.	85,300
880		Peoples Bancorp, Inc.	22,942
2,300		Pinnacle Financial Partners, Inc.	79,511
6,700		PrivateBancorp, Inc.	184,719
2,800		S & T Bancorp, Inc.	65,128
1,800		Sandy Spring Bancorp, Inc.	43,290
1,900		Simmons 1st National Corp., Class A	68,704
3,570		Southside Bancshares, Inc.	98,460
4,100		Susquehanna Bankshares, Inc.	42,476
2,200		Trustmark Corp.	50,314
7,700	[1]	United Community Banks, Inc.	124,355
1,100		Wesbanco, Inc.	33,264
6,700	[1]	Western Alliance Bancorp	154,569
18,757		Wilshire Bancorp, Inc.	187,570
2,300		Wintrust Financial Corp.	103,086
		TOTAL	2,846,377
		Rental & Leasing Services—0.1%
680		Rent-A-Center, Inc.	19,863
		Restaurant—0.5%
1,300		Cracker Barrel Old Country Store, Inc.	123,162
300		Domino's Pizza, Inc.	22,314
		TOTAL	145,476
		Restaurants—0.6%
3,400	[1]	Jack in the Box, Inc.	182,036
		Road & Rail—0.2%
2,300		Knight Transportation, Inc.	54,579
		Rubber—0.4%
5,000		Cooper Tire & Rubber Co.	125,750
		Savings & Loan—2.4%
537		Banner Corp.	21,233
2,000		First Defiance Financial Corp.	54,040
7,300	[1]	Flagstar Bancorp, Inc.	128,480
2,300		Flushing Financial Corp.	44,206
1,500		Glacier Bancorp, Inc.	38,490
1,500		MB Financial, Inc.	40,260
8

Shares			Value
		COMMON STOCKS—continued
		Savings & Loan—continued
7,848		Provident Financial Holdings, Inc.	$110,421
1,500		WSFS Financial Corp.	101,430
6,800		Webster Financial Corp. Waterbury	204,952
		TOTAL	743,512
		Securities Brokerage—0.5%
4,300	[1]	Investment Technology Group, Inc.	88,752
1,600	[1]	Piper Jaffray Cos., Inc.	70,176
		TOTAL	158,928
		Semiconductor Distribution—0.5%
9,000	[1]	Lattice Semiconductor Corp.	75,780
9,200	[1]	Ultra Clean Holdings, Inc.	78,384
		TOTAL	154,164
		Semiconductor Manufacturing—0.9%
8,800	[1]	Cirrus Logic, Inc.	196,240
4,010	[1]	Omnivision Technologies, Inc.	78,315
500	[1]	Plexus Corp.	20,960
		TOTAL	295,515
		Semiconductor Manufacturing Equipment—0.4%
5,953		Mentor Graphics Corp.	123,227
		Services to Medical Professionals—0.7%
1,300	[1]	Bio-Reference Laboratories, Inc.	33,020
3,400	[1]	MedAssets, Inc.	77,622
1,200	[1]	Team Health Holdings, Inc.	58,176
1,000	[1]	WebMD Health Corp., Class A	44,090
		TOTAL	212,908
		Shoes—1.2%
5,100		Brown Shoe Co., Inc.	120,309
1,159	[1]	Genesco, Inc.	88,513
4,300	[1]	Skechers USA, Inc., Class A	176,257
		TOTAL	385,079
		Software Packaged/Custom—5.0%
2,100	[1]	Acxiom Corp.	59,304
4,400	[1]	Aspen Technology, Inc.	189,156
2,700	[1]	Barracuda Networks, Inc.	69,741
619		CSG Systems International, Inc.	16,317
6,100	[1]	Constant Contact, Inc.	157,746
2,400	[1]	Electronics for Imaging, Inc.	90,696
1,030	[1]	ePlus, Inc.	51,541
5,200	[1]	Omnicell, Inc.	137,696
6,800	[1]	PTC, Inc.	240,516
2,700		Pegasystems, Inc.	44,739
6,700	[1]	Perficient, Inc.	122,409
4,000	[1]	Sapient Corp.	65,080
7,700	[1]	Take-Two Interactive Software, Inc.	156,926
1,300	[1]	Ultimate Software Group, Inc.	155,519
		TOTAL	1,557,386
		Specialty Chemicals—1.0%
3,700		Chemed Corp.	308,099
608	[1]	Omnova Solutions, Inc.	5,545
		TOTAL	313,644
9

Shares			Value
		COMMON STOCKS—continued
		Specialty Retailing—3.0%
2,583	[1]	Asbury Automotive Group, Inc.	$159,475
5,300		Big 5 Sporting Goods Corp.	64,713
2,000	[1]	Dorman Products, Inc.	115,100
5,600		Finish Line, Inc., Class A	154,168
400	[1]	Kirkland's, Inc.	6,844
3,400		Lithia Motors, Inc., Class A	252,552
3,720		Natures Sunshine Products, Inc.	49,699
3,000		Penske Automotive Group, Inc.	137,580
		TOTAL	940,131
		Technology Services—0.3%
1,300		VSE Corporation	81,211
		Telecommunication Equipment & Services—1.3%
1,189	[1]	Anixter International, Inc.	116,498
1,900	[1]	CIENA Corp.	37,563
6,400	[1]	Ubiquiti Networks, Inc.	247,872
		TOTAL	401,933
		Telephone Utility—0.8%
1,400		Atlantic Telephone Network, Inc.	82,838
800	[1]	Hawaiian Telcom Holdco, Inc.	21,296
10,400		Inteliquent, Inc.	141,856
		TOTAL	245,990
		Thrifts & Mortgage Finance—0.2%
3,600		EverBank Financial Corp.	67,392
		Transportation - Services—0.4%
1,500		Bristow Group, Inc.	115,200
		Truck Manufacturing—0.6%
11,600		Federal Signal Corp.	176,088
		Undesignated Consumer Cyclicals—0.4%
4,500		ABM Industries, Inc.	121,905
		Undesignated Consumer Staples—1.4%
5,200	[1]	Medifast, Inc.	164,580
1,500		Nutri/System, Inc.	22,500
3,710	[1]	USANA, Inc.	251,761
		TOTAL	438,841
		Undesignated Energy—1.1%
7,500		Green Plains Renewable Energy, Inc.	224,250
4,600		Ormat Technologies, Inc.	122,728
		TOTAL	346,978
		TOTAL COMMON STOCKS (IDENTIFIED COST $29,428,672)	30,612,322
		INVESTMENT COMPANY—0.8%
261,358	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.08% (AT NET ASSET VALUE)	261,358
		TOTAL INVESTMENTS—99.1% (IDENTIFIED COST $29,690,030)[4]	30,873,680
		OTHER ASSETS AND LIABILITIES - NET—0.9%[5]	268,448
		TOTAL NET ASSETS—100%	$31,142,128
10

1	Non-income-producing security.
2	Affiliated companies or holding.
3	7-day net yield.
4	At April 30, 2014, the cost of investments for federal tax purposes was $30,873,680. The net unrealized appreciation of investments for federal tax purposes was $1,183,650. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,656,143 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,472,493.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services , and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2014, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
11
Federated MDT Small Cap Growth Fund
Portfolio of Investments
April 30, 2014 (unaudited)
Shares			Value
		COMMON STOCKS—98.1%
		Advertising—0.6%
16,803	[1]	Conversant, Inc.	$410,665
		Agricultural Machinery—0.1%
753		Lindsay Manufacturing Co.	66,362
		Airline - Regional—1.1%
8,184		Alaska Air Group, Inc.	769,951
		Apparel—3.3%
15,864	[1]	Ann, Inc.	621,710
5,005		Columbia Sportswear Co.	430,330
23,053	[1]	Express, Inc.	335,882
9,700	[1]	G-III Apparel Group Ltd.	696,169
1,436		Oxford Industries, Inc.	94,791
10,033	[1]	Zumiez, Inc.	245,307
		TOTAL	2,424,189
		Auto Original Equipment Manufacturers—1.7%
19,241		Dana Holding Corp.	407,332
13,665	[1]	Meritor, Inc.	162,204
11,473	[1]	Tenneco Automotive, Inc.	686,888
		TOTAL	1,256,424
		Beer—0.3%
1,000	[1]	The Boston Beer Co., Inc., Class A	246,040
		Biotechnology—3.0%
6,800	[1]	Acorda Therapeutics, Inc.	241,060
7,400	[1]	Air Methods Corp.	411,958
10,900	[1]	Anika Therapeutics, Inc.	465,866
21,200	[1]	Isis Pharmaceuticals, Inc.	564,132
13,500	[1]	Oncomed Pharmaceuticals, Inc.	355,590
3,000	[1]	Seattle Genetics, Inc.	115,440
		TOTAL	2,154,046
		Clothing Stores—0.7%
8,187	[1]	Aeropostale, Inc.	40,689
3,308		Cato Corp., Class A	94,245
7,598		Children's Place Retail Stores, Inc.	364,704
		TOTAL	499,638
		Commodity Chemicals—0.3%
3,208		Stepan Co.	185,519
		Computer Peripherals—1.6%
36,900	[1]	Aruba Networks, Inc.	729,513
10,234	[1]	Silicon Graphics, Inc.	123,627
5,317	[1]	Synaptics, Inc.	330,451
		TOTAL	1,183,591
		Computer Services—2.6%
2,855		Fair Isaac & Co., Inc.	163,306
22,000	[1]	Manhattan Associates, Inc.	693,660
8,823	[1]	Syntel, Inc.	708,664
14,941	[1]	Unisys Corp.	364,112
		TOTAL	1,929,742
1

Shares			Value
		COMMON STOCKS—continued
		Computer Stores—0.2%
6,322	[1]	Insight Enterprises, Inc.	$165,131
		Contracting—0.2%
3,000	[1]	Team, Inc.	128,670
		Cosmetics & Toiletries—0.7%
2,481	[1]	Elizabeth Arden, Inc.	91,152
14,034	[1]	Sally Beauty Holdings, Inc.	384,672
		TOTAL	475,824
		Crude Oil & Gas Production—1.7%
17,144	[1]	Stone Energy Corp.	840,913
19,484		W&T Offshore, Inc.	374,093
		TOTAL	1,215,006
		Defense Aerospace—1.2%
5,600		Kaman Corp., Class A	235,032
7,896	[1]	Orbital Sciences Corp.	232,142
4,300	[1]	Teledyne Technologies, Inc.	399,298
		TOTAL	866,472
		Education & Training Services—1.4%
3,960	[1]	American Public Education, Inc.	137,016
5,528		Capella Education Co.	322,614
6,707	[1]	Grand Canyon Education, Inc.	289,206
5,812	[1]	Strayer Education, Inc.	247,766
		TOTAL	996,602
		Electric & Electronic Original Equipment Manufacturers—1.6%
10,200		Altra Holdings, Inc.	348,432
13,286	[1]	Generac Holdings, Inc.	782,280
		TOTAL	1,130,712
		Electrical Equipment—1.2%
10,706		EnerSys, Inc.	723,512
6,330	[1]	Rofin-Sinar Technologies, Inc.	140,526
		TOTAL	864,038
		Electronic Instruments—0.4%
8,589	[1]	iRobot Corp.	287,732
		Electronic Test/Measuring Equipment—0.3%
3,334		MTS Systems Corp.	214,943
		Ethical Drugs—1.0%
11,300	[1]	Ligand Pharmaceuticals, Inc., Class B	713,821
		Financial Services—3.0%
14,768		Deluxe Corp.	811,501
2,700		Financial Engines, Inc.	119,475
9,605		Heartland Payment Systems, Inc.	393,229
3,379	[1]	Outerwall, Inc.	234,334
11,200	[1]	Portfolio Recovery Associates, Inc.	640,080
		TOTAL	2,198,619
		Furniture—0.6%
7,783		Ethan Allen Interiors, Inc.	188,971
12,014	[1]	Select Comfort Corp.	221,058
		TOTAL	410,029
		Generic Drugs—1.7%
29,500	[1]	Impax Laboratories, Inc.	771,425
13,300	[1]	Lannett Co., Inc.	459,249
		TOTAL	1,230,674
2

Shares			Value
		COMMON STOCKS—continued
		Grocery Chain—0.8%
8,650		Casey's General Stores, Inc.	$593,909
		Health Care Equipment & Supplies—0.9%
21,000	[1,2]	Dexcom, Inc.	681,240
		Home Health Care—0.9%
9,470	[1]	Wellcare Health Plans, Inc.	638,941
		Home Products—1.6%
7,100		Spectrum Brands Holdings, Inc.	545,493
7,349		Tupperware Brands Corp.	624,004
		TOTAL	1,169,497
		Household Appliances—0.9%
2,500	[1]	Middleby Corp.	631,200
		Industrial Machinery—1.9%
5,100		Hyster-Yale Materials Handling, Inc.	491,589
18,400	[1]	Rexnord Corp.	492,016
2,945		Tennant Co.	187,861
4,513		Watts Industries, Inc., Class A	240,092
		TOTAL	1,411,558
		Insurance Brokerage—0.1%
1,600	[1]	Texas Capital Bancshares, Inc.	89,904
		Internet Services—1.7%
11,600		j2 Global, Inc.	537,776
4,661	[1]	Travelzoo, Inc.	83,618
19,300	[1]	Web.com Group, Inc.	592,703
		TOTAL	1,214,097
		Machined Parts Original Equipment Manufacturers—0.7%
10,278		Applied Industrial Technologies, Inc.	492,522
		Machinery—0.5%
6,593	[1]	MSA Safety, Inc.	347,781
		Mail Order—0.4%
5,570		HSN, Inc.	323,283
		Maritime—0.6%
10,724		TAL International Group, Inc.	452,338
		Medical Supplies—3.1%
14,700	[1]	Align Technology, Inc.	740,733
2,100	[1]	MWI Veterinary Supply, Inc.	328,944
16,300		Owens & Minor, Inc.	546,702
9,577		Steris Corp.	460,175
4,500		West Pharmaceutical Services, Inc.	195,210
		TOTAL	2,271,764
		Medical Technology—3.2%
15,200		Cantel Medical Corp.	504,032
11,100	[1]	Cyberonics, Inc.	656,676
9,541	[1]	Integra Lifesciences Corp.	434,879
12,751	[1]	MedAssets, Inc.	291,105
18,500	[1]	Natus Medical, Inc.	459,355
		TOTAL	2,346,047
		Metal Fabrication—0.8%
15,038		Worthington Industries, Inc.	553,398
		Miscellaneous Components—0.3%
3,300	[1]	Proto Labs, Inc.	199,782
3

Shares			Value
		COMMON STOCKS—continued
		Miscellaneous Metals—0.6%
4,498		Materion Corp.	$151,357
6,365		Matthews International Corp., Class A	256,828
		TOTAL	408,185
		Multi-Industry Basic—0.6%
16,614		Olin Corp.	466,853
		Multi-Industry Capital Goods—1.0%
5,680		Acuity Brands, Inc.	707,558
		Multi-Industry Transportation—0.8%
10,389		Brinks Co. (The)	264,296
6,680	[1]	Hub Group, Inc.	298,262
		TOTAL	562,558
		Office Furniture—1.0%
7,940		HNI Corp.	279,726
14,535		Knoll, Inc.	264,392
7,135		Miller Herman, Inc.	219,972
		TOTAL	764,090
		Office Supplies—0.6%
11,631		United Stationers, Inc.	436,511
		Oil Gas & Consumable Fuels—0.2%
3,325		CVR Energy, Inc.	163,424
		Oil Refiner—1.8%
26,400		Alon USA Energy, Inc.	430,056
17,800		Delek US Holdings, Inc.	569,422
7,250		Western Refining, Inc.	315,375
		TOTAL	1,314,853
		Other Communications Equipment—0.4%
8,124	[1]	Netgear, Inc.	262,405
		Packaged Foods—0.9%
4,200	[1]	Hain Celestial Group, Inc.	361,284
4,579	[1]	United Natural Foods, Inc.	316,088
		TOTAL	677,372
		Packaging—0.7%
21,300	[1]	Berry Plastics Group, Inc.	479,037
		Paint & Related Materials—0.6%
9,700		Fuller (H.B.) Co.	449,401
		Paper Products—0.3%
4,000	[1]	Clearwater Paper Corp.	245,560
		Personal & Household—0.7%
6,000		Nu Skin Enterprises, Inc., Class A	522,000
		Personal Loans—1.1%
8,577		Cash America International, Inc.	373,528
3,300	[1]	Credit Acceptance Corp.	434,016
		TOTAL	807,544
		Personnel Agency—1.4%
22,700	[1]	AMN Healthcare Services, Inc.	283,296
10,900		Maximus, Inc.	464,013
9,492	[1]	TrueBlue, Inc.	253,911
		TOTAL	1,001,220
		Photo-Optical Component-Equipment—0.2%
2,997	[1]	Coherent, Inc.	178,951
4

Shares			Value
		COMMON STOCKS—continued
		Poultry Products—0.6%
5,200		Sanderson Farms, Inc.	$427,804
		Professional Services—0.6%
2,900	[1]	CoStar Group, Inc.	466,581
		Recreational Goods—0.7%
7,700		Sturm Ruger & Co., Inc.	495,495
		Recreational Vehicles—1.1%
4,600		Arctic Cat, Inc.	188,094
15,382		Brunswick Corp.	618,203
		TOTAL	806,297
		Regional Banks—0.7%
8,300		Bank of the Ozarks, Inc.	497,170
		Restaurants—2.5%
6,576		Cracker Barrel Old Country Store, Inc.	623,010
6,700		Domino's Pizza, Inc.	498,346
8,026	[1]	Jack in the Box, Inc.	429,712
4,316	[1]	Red Robin Gourmet Burgers	293,402
		TOTAL	1,844,470
		Roofing & Wallboard—0.1%
2,197	[1]	Beacon Roofing Supply, Inc.	78,169
		Semiconductor Manufacturing—0.9%
412	[1]	Cabot Microelectronics Corp.	17,868
18,965	[1]	Cirrus Logic, Inc.	422,920
5,994	[1]	Plexus Corp.	251,268
		TOTAL	692,056
		Semiconductor Manufacturing Equipment—1.0%
18,799		Brooks Automation, Inc.	192,314
25,704		Mentor Graphics Corp.	532,073
		TOTAL	724,387
		Semiconductors & Semiconductor Equipment—0.2%
5,300	[1]	Ambarella, Inc.	131,705
		Services to Medical Professionals—3.2%
14,809	[1]	Bio-Reference Laboratories, Inc.	376,148
11,417	[1]	Centene Corp.	758,089
13,423	[1]	Team Health Holdings, Inc.	650,747
12,600	[1]	WebMD Health Corp., Class A	555,534
		TOTAL	2,340,518
		Shoes—1.6%
30,921	[1]	CROCs, Inc.	467,835
9,220	[1]	Genesco, Inc.	704,131
		TOTAL	1,171,966
		Software Packaged/Custom—8.2%
19,400	[1]	Aspen Technology, Inc.	834,006
16,472		CSG Systems International, Inc.	434,202
11,800	[1]	Commvault Systems, Inc.	571,120
13,500	[1]	Electronics for Imaging, Inc.	510,165
11,200	[1]	IGATE Capital Corp.	409,920
2,379	[1]	MicroStrategy, Inc., Class A	288,882
22,507	[1]	PTC, Inc.	796,072
15,930	[1]	Progress Software Corp.	341,858
8,000	[1]	SS&C Technologies Holdings, Inc.	311,360
25,500	[1]	Take-Two Interactive Software, Inc.	519,690
5

Shares			Value
		COMMON STOCKS—continued
		Software Packaged/Custom—continued
6,800	[1]	Ultimate Software Group, Inc.	$813,484
2,697	[1]	Verint Systems, Inc.	118,048
		TOTAL	5,948,807
		Specialty Chemicals—1.8%
15,500		American Vanguard Corp.	276,055
8,333		Chemed Corp.	693,889
9,434	[1]	Chemtura Corp.	210,378
1,638		Quaker Chemical Corp.	121,916
		TOTAL	1,302,238
		Specialty Retailing—5.6%
2,114		Aaron's, Inc.	62,300
10,500	[1]	Asbury Automotive Group, Inc.	648,270
5,151	[1]	Cabela's, Inc., Class A	337,957
10,402		Finish Line, Inc., Class A	286,367
7,960		GNC Acquisition Holdings, Inc.	358,200
3,445	[1]	Kirkland's, Inc.	58,944
10,800		Lithia Motors, Inc., Class A	802,224
2,051	[1]	Lumber Liquidators, Inc.	178,765
13,619		Penske Automotive Group, Inc.	624,567
8,239		Pier 1 Imports, Inc.	150,444
6,900	[1]	Restoration Hardware, Inc.	430,491
5,100	[1]	Vera Bradley, Inc.	144,330
		TOTAL	4,082,859
		Telecommunication Equipment & Services—2.9%
7,003		Adtran, Inc.	157,077
7,531	[1]	Anixter International, Inc.	737,887
21,963	[1]	CIENA Corp.	434,209
19,400	[1]	Ubiquiti Networks, Inc.	751,362
		TOTAL	2,080,535
		Trucking—0.8%
9,900	[1]	Old Dominion Freight Lines, Inc.	600,237
		Undesignated Consumer Cyclicals—1.8%
11,900	[1]	Euronet Worldwide, Inc.	547,281
17,300	[1]	Parexel International Corp.	784,555
		TOTAL	1,331,836
		Undesignated Consumer Staples—1.5%
16,400	[1]	Medifast, Inc.	519,060
8,800	[1]	USANA, Inc.	597,168
		TOTAL	1,116,228
		Undesignated Health—0.4%
7,600		HealthSouth Corp.	263,264
		Wireless Communications—0.1%
1,100		InterDigital, Inc.	38,192
		TOTAL COMMON STOCKS (IDENTIFIED COST $60,989,647)	71,330,037
6

Shares			Value
		INVESTMENT COMPANY—2.6%
1,887,659	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.08% (AT NET ASSET VALUE)	$1,887,659
		TOTAL INVESTMENTS—100.7% (IDENTIFIED COST $62,877,306)[4]	73,217,696
		OTHER ASSETS AND LIABILITIES - NET—(0.7)%[5]	(514,088)
		TOTAL NET ASSETS—100%	$72,703,608
1	Non-income-producing security.
2	Affiliated company and holding.
3	7-day net yield.
4	At April 30, 2014, the cost of investments for federal tax purposes was $62,877,306. The net unrealized appreciation was $10,340,390. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,274,123 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,933,733.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
7

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2014, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
8

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated MDT Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 23, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 23, 2014